UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-23325

SIX CIRCLES TRUST

on behalf of the following series:

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

(Address of Principal Executive Offices)

270 Park Avenue

New York, NY 10017

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 270-6000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 100.7%
Asset-Backed Securities — 0.9%
200	Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.56%, 07/15/2022 (e) (aa)	200
109	Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A1, 2.35%, 08/15/2019	109

	Total Asset-Backed Securities (Cost $309)	309

Corporate Bonds — 58.8%
	Basic Materials — 1.4%
	Chemicals — 0.8%
200	Incitec Pivot Finance LLC, Reg. S, 6.00%, 12/10/2019	205
60	Sherwin-Williams Co. (The), 2.25%, 05/15/2020	59

		264

	Forest Products & Paper — 0.6%
200	Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	208

	Total Basic Materials	472

	Communications — 2.2%
	Advertising — 0.1%
15	Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	15

	Media — 0.6%
200	Discovery Communications LLC, (ICE LIBOR USD 3 Month + 0.71%), 3.05%, 09/20/2019 (aa)	201

	Telecommunications — 1.5%
110	AT&T, Inc., (ICE LIBOR USD 3 Month + 0.75%), 3.07%, 06/01/2021 (aa)	111
	Verizon Communications, Inc.,
200	(ICE LIBOR USD 3 Month + 0.37%), 2.68%, 08/15/2019 (aa)	200
200	(ICE LIBOR USD 3 Month + 0.55%), 2.86%, 05/22/2020 (aa)	201

		512

	Total Communications	728

	Consumer Cyclical — 9.0%
	Airlines — 1.0%
200	Delta Air Lines, Inc., 2.88%, 03/13/2020	199
150	Southwest Airlines Co., 2.75%, 11/06/2019	149

		348

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Auto Manufacturers — 6.3%
200	American Honda Finance Corp., 2.45%, 09/24/2020	198
	BMW US Capital LLC,
100	(ICE LIBOR USD 3 Month + 0.41%), 2.75%, 04/12/2021 (e) (aa)	100
200	(ICE LIBOR USD 3 Month + 0.50%), 2.82%, 08/13/2021 (e) (aa)	201
200	Daimler Finance North America LLC, 1.50%, 07/05/2019 (e)	198
	Ford Motor Credit Co. LLC,
200	2.43%, 06/12/2020	196
200	2.94%, 01/08/2019	200
	General Motors Financial Co., Inc.,
200	2.40%, 05/09/2019	199
200	3.50%, 07/10/2019	201
	Hyundai Capital America,
100	(ICE LIBOR USD 3 Month + 0.80%), 3.14%, 04/03/2020 (e) (aa)	100
100	(ICE LIBOR USD 3 Month + 1.00%), 3.34%, 09/18/2020 (e) (aa)	101
200	Nissan Motor Acceptance Corp., (ICE LIBOR USD 3 Month + 0.52%), 2.85%, 03/15/2021 (e) (aa)	200
200	Volkswagen Group of America Finance LLC, 2.13%, 05/23/2019 (e)	199

		2,093

	Auto Parts & Equipment — 0.5%
150	ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	151

	Housewares — 0.6%
200	Newell Brands, Inc., 2.88%, 12/01/2019	200

	Retail — 0.6%
200	Walgreens Boots Alliance, Inc., 2.70%, 11/18/2019	199

	Total Consumer Cyclical	2,991

	Consumer Non-cyclical — 7.1%
	Agriculture — 0.9%
100	BAT Capital Corp., 2.30%, 08/14/2020 (e)	98
200	Reynolds American, Inc., 8.13%, 06/23/2019	207

		305

	Biotechnology — 0.2%
50	Amgen, Inc., (ICE LIBOR USD 3 Month + 0.45%), 2.79%, 05/11/2020 (aa)	50

	Commercial Services — 0.6%
200	Central Nippon Expressway Co. Ltd., (Japan), Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 2.91%, 11/02/2021 (aa)	200

	Food — 2.1%
	General Mills, Inc.,
100	(ICE LIBOR USD 3 Month + 0.54%), 2.88%, 04/16/2021 (aa)	100
200	6.59%, 10/15/2018	201
150	Tyson Foods, Inc., (ICE LIBOR USD 3 Month + 0.45%), 2.76%, 08/21/2020 (aa)	150
250	Wm Wrigley Jr Co., 2.40%, 10/21/2018 (e)	250

		701

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Healthcare - Services — 0.2%
55	Halfmoon Parent, Inc., 3.20%, 09/17/2020 (e)	55

	Pharmaceuticals — 3.1%
100	AbbVie, Inc., 2.50%, 05/14/2020	99
	Allergan Funding SCS, (Luxembourg),
200	2.45%, 06/15/2019	200
70	3.00%, 03/12/2020	70
130	CVS Health Corp., (ICE LIBOR USD 3 Month + 0.72%), 3.05%, 03/09/2021 (aa)	131
200	Mylan NV, (Netherlands), 2.50%, 06/07/2019	199
250	Novartis Securities Investment Ltd., (Bermuda), 5.13%, 02/10/2019	252
100	Shire Acquisitions Investments Ireland DAC, (Ireland), 1.90%, 09/23/2019	99

		1,050

	Total Consumer Non-cyclical	2,361

	Diversified — 0.6%
	Holding Companies — 0.6%
200	CK Hutchison International 17 II Ltd., (Cayman Islands), 2.25%, 09/29/2020 (e)	195

	Energy — 3.6%
	Oil & Gas — 3.0%
200	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	197
200	EQT Corp., 8.13%, 06/01/2019	206
200	ONGC Videsh Ltd., (India), Reg. S, 3.25%, 07/15/2019	200
200	Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	198
200	Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	202

		1,003

	Pipelines — 0.6%
200	Florida Gas Transmission Co. LLC, 7.90%, 05/15/2019 (e)	206

	Total Energy	1,209

	Financial — 26.4%
	Banks — 19.2%
250	ABN AMRO Bank NV, (Netherlands), 2.50%, 10/30/2018 (e)	250
200	Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	197
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.25%, 06/13/2019	249
	Bank of America Corp.,
85	2.63%, 10/19/2020	84
100	(ICE LIBOR USD 3 Month + 0.66%), 3.01%, 07/21/2021 (aa)	101
317	(ICE LIBOR USD 3 Month + 0.87%), 3.27%, 04/01/2019 (aa)	319

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Banks — continued
100	Bank of Montreal, (Canada), (ICE LIBOR USD 3 Month + 0.79%), 3.10%, 08/27/2021 (aa)	101
250	Bank of New York Mellon Corp. (The), 5.45%, 05/15/2019	254
200	Barclays plc, (United Kingdom), 2.75%, 11/08/2019	199
350	Citibank NA, (ICE LIBOR USD 3 Month + 0.23%), 2.57%, 11/09/2018 (aa)	351
	Citigroup, Inc.,
200	2.05%, 06/07/2019	199
100	2.65%, 10/26/2020	99
250	Credit Suisse AG, (Switzerland), 2.30%, 05/28/2019	249
	Goldman Sachs Group, Inc. (The),
100	2.60%, 04/23/2020	99
100	(ICE LIBOR USD 3 Month + 1.36%), 3.70%, 04/23/2021 (aa)	102
200	HSBC Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.60%), 2.92%, 05/18/2021 (aa)	200
	Morgan Stanley,
200	(ICE LIBOR USD 3 Month + 0.55%), 2.89%, 02/10/2021 (aa)	200
100	7.30%, 05/13/2019	103
250	National Australia Bank Ltd., (Australia), (ICE LIBOR USD 3 Month + 0.78%), 3.12%, 01/14/2019 (e) (aa)	251
265	National Bank of Canada, (Canada), (ICE LIBOR USD 3 Month + 0.84%), 3.17%, 12/14/2018 (aa)	265
200	Nordea Bank AB, (Sweden), (ICE LIBOR USD 3 Month + 0.94%), 3.25%, 08/30/2023 (e) (aa)	201
200	QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 3.66%, 05/31/2021 (aa)	201
200	Royal Bank of Scotland Group plc, (United Kingdom), 6.40%, 10/21/2019	206
200	Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	197
200	Standard Chartered plc, (United Kingdom), 2.10%, 08/19/2019 (e)	198
250	Sumitomo Mitsui Banking Corp., (Japan), (ICE LIBOR USD 3 Month + 0.67%), 3.01%, 10/19/2018 (aa)	250
100	Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 1.68%), 4.01%, 03/09/2021 (aa)	103
200	UBS AG, (Switzerland), 2.45%, 12/01/2020 (e)	196
250	US Bank NA, 1.40%, 04/26/2019	248
100	Wells Fargo & Co., (ICE LIBOR USD 3 Month + 1.01%), 3.33%, 12/07/2020 (aa)	101
	Wells Fargo Bank NA,
250	(United States SOFR + 0.48%), 2.64%, 03/25/2020 (aa)	250
350	(ICE LIBOR USD 3 Month + 0.50%), 2.81%, 11/28/2018 (aa)	351

		6,374

	Diversified Financial Services — 4.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
200	3.75%, 05/15/2019	201
200	4.63%, 10/30/2020	203
200	Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	208
200	BOC Aviation Ltd., (Singapore), (ICE LIBOR USD 3 Month + 1.05%), 3.40%, 05/02/2021 (e) (aa)	201
200	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	209
200	OMX Timber Finance Investments I LLC, 5.42%, 10/31/2019 (e)	204
200	Synchrony Financial, 3.00%, 08/15/2019	200

		1,426

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Insurance — 2.3%
7	American International Group, Inc., 3.38%, 08/15/2020	7
250	Jackson National Life Global Funding, (ICE LIBOR USD 3 Month + 0.25%), 2.63%, 12/27/2018 (e) (aa)	250
250	Metropolitan Life Global Funding I, 1.95%, 12/03/2018 (e)	250
250	New York Life Global Funding, 1.55%, 11/02/2018 (e)	250

		757

	Savings & Loans — 0.6%
200	Nationwide Building Society, (United Kingdom), Reg. S, 2.35%, 01/21/2020	198

	Total Financial	8,755

	Industrial — 4.1%
	Aerospace/Defense — 0.6%
200	Harris Corp., (ICE LIBOR USD 3 Month + 0.48%), 2.82%, 04/30/2020 (aa)	200

	Building Materials — 0.8%
250	Holcim US Finance Sarl & Cie SCS, (Luxembourg), Reg. S, 6.00%, 12/30/2019	258

	Machinery - Construction & Mining — 1.5%
300	Caterpillar Financial Services Corp., (ICE LIBOR USD 3 Month + 0.28%), 2.65%, 03/22/2019 (aa)	300
200	Doosan Infracore Co. Ltd., (South Korea), Reg. S, 2.38%, 11/21/2019	198

		498

	Machinery - Diversified — 0.6%
200	CNH Industrial Capital LLC, 3.38%, 07/15/2019	200

	Transportation — 0.6%
200	Ryder System, Inc., 2.65%, 03/02/2020	198

	Total Industrial	1,354

	Technology — 2.0%
	Computers — 0.2%
50	Hewlett Packard Enterprise Co., (ICE LIBOR USD 3 Month + 0.72%), 3.11%, 10/05/2021 (aa)	50

	Semiconductors — 0.9%
300	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 01/15/2020	296

	Software — 0.9%
100	Fidelity National Information Services, Inc., 3.63%, 10/15/2020	101
200	VMware, Inc., 2.30%, 08/21/2020	196

		297

	Total Technology	643

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Utilities — 2.4%
	Electric — 2.4%
200	Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	198
200	Iberdrola Finance Ireland DAC, (Ireland), 5.00%, 09/11/2019 (e)	203
200	Sempra Energy, (ICE LIBOR USD 3 Month + 0.50%), 2.84%, 01/15/2021 (aa)	200
200	Southern Co. (The), (ICE LIBOR USD 3 Month + 0.49%), 2.80%, 02/14/2020 (e) (aa)	200

	Total Utilities	801

	Total Corporate Bonds (Cost $19,518)	19,509

Foreign Government Security — 0.6%
200	Export-Import Bank of India, (India), Reg. S, 2.75%, 08/12/2020 (Cost $196)	196

U.S. Government Agency Security — 0.3%
108	U.S. Treasury Inflation Indexed Bonds, 0.38%, 07/15/2023 (Cost $107)	106

U.S. Treasury Obligations — 11.1%
	U.S. Treasury Notes,
700	1.25%, 11/15/2018	699
1,000	1.25%, 01/31/2019	996
1,000	1.38%, 12/31/2018	999
1,000	1.50%, 01/31/2019	997

	Total U.S. Treasury Obligations (Cost $3,692)	3,691

Short-Term Investments — 29.0%
	Certificates of Deposit — 6.7%
250	Bank of Montreal, (Canada), (ICE LIBOR USD 3 Month + 0.25%), 2.59%, 03/18/2019 (aa)	250
250	Branch Banking & Trust Corp., 2.30%, 10/19/2018 (n)	250
250	Canadian Imperial Bank of Commerce, (Canada), (ICE LIBOR USD 3 Month + 0.20%), 2.53%, 03/12/2019 (aa)	250
255	Skandinaviska Enskilda Banken AB, (Sweden), (ICE LIBOR USD 1 Month + 0.31%), 2.53%, 11/26/2018 (aa)	256
200	Societe Generale, (France), 1.80%, 11/02/2018	200
250	Sumitomo Mitsui Trust Bank Ltd., (Japan), (ICE LIBOR USD 3 Month + 0.20%), 2.53%, 07/09/2019 (aa)	250
250	Svenska Handelsbanken, (Sweden), (ICE LIBOR USD 1 Month + 0.40%), 2.56%, 04/16/2019 (aa)	250
250	Toronto-Dominion Bank, (Canada), (ICE LIBOR USD 3 Month + 0.22%), 2.56%, 03/20/2019 (aa)	250
250	Westpac Banking Corp., (Australia), (ICE LIBOR USD 3 Month + 0.20%), 2.53%, 03/12/2019 (aa)	250

	Total Certificates of Deposit	2,206

	Commercial Papers — 10.5%
250	Albion Capital Corp. SA, (Luxembourg), Reg. S, 2.14%, 10/05/2018 (n)	250
250	Atlantic Asset Securitization LLC, 2.35%, 11/15/2018 (e) (n)	249
250	Charta LLC, 2.23%, 10/10/2018 (e) (n)	250
250	Coca-Cola Co. (The), 2.45%, 03/13/2019 (e) (n)	247
250	Erste Abwicklungsanstalt, (Germany), 2.26%, 10/25/2018 (e) (n)	250

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Commercial Papers — continued
250	Gotham Funding Corp., 2.28%, 10/24/2018 (e) (n)	250
250	HSBC Bank plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.18%), 2.52%, 02/13/2019 (e) (aa)	250
250	International Business Machines Corp., 2.21%, 12/18/2018 (e) (n)	249
250	LMA SA, 2.39%, 11/21/2018 (e) (n)	249
500	Matchpoint Finance plc, (Ireland), Series A, 2.39%, 01/09/2019 (e) (n)	496
250	Mondelez International, Inc., 2.60%, 12/11/2018 (e) (n)	249
250	Old Line Funding LLC, 2.37%, 11/26/2018 (e) (n)	249
250	Versailles Commercial Paper LLC, 2.32%, 10/31/2018 (e) (n)	249

	Total Commercial Papers	3,487

	Repurchase Agreements — 7.5%
99	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.15%, dated 09/28/2018, due 10/01/2018, repurchase price $99, collateralized by U.S. Treasury Notes, 2.75%, 08/31/2023 with a value of $99.	99
2,400	Citigroup, Inc., 2.25%, dated 09/28/2018, due 10/01/2018, repurchase price $2,400, collateralized by U.S. Treasury Notes, 1.25% - 2.75%, due 08/31/2019 - 08/15/2047 with a value of $2,449.	2,400

	Total Repurchase Agreements	2,499

	Time Deposits — 4.0%
	Brown Brothers Harriman,
GBP 7	0.37%, 10/01/2018	9
CAD 2	0.65%, 10/01/2018	2
190	1.54%, 10/01/2018	190
1,118	Citibank, 1.54%, 10/01/2018	1,118

	Total Time Deposits	1,319

	U.S. Treasury Obligation — 0.3%
100	U.S. Treasury Bills, 2.11%, 12/06/2018 (n)	100

	Total Short-Term Investments (Cost $9,611)	9,611

	Total Investments, Before Short Positions — 100.7% (Cost $33,433)*	33,422
	Liabilities in Excess of Other Assets — (0.7)%	(226)

	NET ASSETS — 100.0%	$33,196

Short Positions — 0.3%
U.S. Treasury Obligation — 0.3%
100	U.S. Treasury Notes, 2.75%, 08/31/2023 (Proceeds $99)	99

	Total Securities Sold Short — 0.3% (Proceeds $99)	99

Percentages indicated are based on net assets.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian Bankers’ Acceptance	4	03/2020	CAD	753	(1)
Canadian Bankers’ Acceptance	9	12/2019	CAD	1,699	(5)
U.S. Treasury 2 Year Note	30	12/2018	USD	6,331	(9)

					(15)

Short Contracts
Long Gilt	(3)	12/2018	GBP	(478)	5
U.S. Treasury 10 Year Note	(1)	12/2018	USD	(119)	— (h)
U.S. Treasury 5 Year Note	(22)	12/2018	USD	(2,492)	18
U.S. Treasury Ultra Bond	(1)	12/2018	USD	(159)	4

					27

					12

Forward foreign currency exchange contracts outstanding as of September 30, 2018:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 5	CAD	6	Deutsche Bank AG	11/15/2018	(—	) (h)
USD 4	GBP	3	Deutsche Bank AG	11/15/2018	(—	) (h)
Total unrealized depreciation					(—	) (h)

Net unrealized depreciation					(—	) (h)

Six Circles Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018

CAD	—	Canadian Dollar
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.
(n)	—	The rate shown is the effective yield as of September 30, 2018.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2018.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 100.7%
Asset-Backed Securities — 0.9%
200	Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.56%, 07/15/2022 (e) (aa)	200
109	Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A1, 2.35%, 08/15/2019	109

	Total Asset-Backed Securities (Cost $309)	309

Corporate Bonds — 27.4%
	Basic Materials — 1.2%
	Chemicals — 0.6%
200	Incitec Pivot Finance LLC, Reg. S, 6.00%, 12/10/2019	205

	Forest Products & Paper — 0.6%
200	Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	208

	Total Basic Materials	413

	Consumer Cyclical — 5.5%
	Airlines — 1.1%
200	Delta Air Lines, Inc., 2.88%, 03/13/2020	199
150	Southwest Airlines Co., 2.75%, 11/06/2019	149

		348

	Auto Manufacturers — 3.3%
200	BMW US Capital LLC, (ICE LIBOR USD 3 Month + 0.50%), 2.82%, 08/13/2021 (e) (aa)	201
200	Ford Motor Credit Co. LLC, 2.43%, 06/12/2020	196
200	General Motors Financial Co., Inc., 3.50%, 07/10/2019	200
100	Hyundai Capital America, (ICE LIBOR USD 3 Month + 0.80%), 3.14%, 04/03/2020 (e) (aa)	100
200	Nissan Motor Acceptance Corp., (ICE LIBOR USD 3 Month + 0.52%), 2.85%, 03/15/2021 (e) (aa)	200
200	Volkswagen Group of America Finance LLC, 2.13%, 05/23/2019 (e)	199

		1,096

	Auto Parts & Equipment — 0.5%
150	ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	151

	Housewares — 0.6%
200	Newell Brands, Inc., 2.88%, 12/01/2019	200

	Total Consumer Cyclical	1,795

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Consumer Non-cyclical — 2.4%
	Agriculture — 0.6%
200	Reynolds American, Inc., 8.13%, 06/23/2019	207

	Commercial Services — 0.6%
200	Central Nippon Expressway Co. Ltd., (Japan), Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 2.91%, 11/02/2021 (aa)	200

	Food — 0.6%
200	General Mills, Inc., 6.59%, 10/15/2018	200

	Pharmaceuticals — 0.6%
200	Mylan NV, (Netherlands), 2.50%, 06/07/2019	199

	Total Consumer Non-cyclical	806

	Diversified — 0.6%
	Holding Companies — 0.6%
200	CK Hutchison International 17 II Ltd., (Cayman Islands), 2.25%, 09/29/2020 (e)	195

	Energy — 3.6%
	Oil & Gas — 3.0%
200	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	197
200	EQT Corp., 8.13%, 06/01/2019	206
200	ONGC Videsh Ltd., (India), Reg. S, 3.25%, 07/15/2019	200
200	Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	198
200	Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	202

		1,003

	Pipelines — 0.6%
200	Florida Gas Transmission Co. LLC, 7.90%, 05/15/2019 (e)	206

	Total Energy	1,209

	Financial — 8.5%
	Banks — 4.2%
200	Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	197
200	Barclays plc, (United Kingdom), 2.75%, 11/08/2019	199
200	Nordea Bank AB, (Sweden), (ICE LIBOR USD 3 Month + 0.94%), 3.25%, 08/30/2023 (e) (aa)	201
200	QNB Finance Ltd., (Cayman Islands), Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 3.66%, 05/31/2021 (aa)	201
200	Royal Bank of Scotland Group plc, (United Kingdom), 6.40%, 10/21/2019	206
200	Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	197
200	Standard Chartered plc, (United Kingdom), 2.10%, 08/19/2019 (e)	198

		1,399

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Diversified Financial Services — 3.7%
200	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 3.75%, 05/15/2019	201
200	Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	208
200	BOC Aviation Ltd., (Singapore), (ICE LIBOR USD 3 Month + 1.05%), 3.40%, 05/02/2021 (e) (aa)	201
200	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	208
200	OMX Timber Finance Investments I LLC, 5.42%, 10/31/2019 (e)	204
200	Synchrony Financial, 3.00%, 08/15/2019	200

		1,222

	Savings & Loans — 0.6%
200	Nationwide Building Society, (United Kingdom), Reg. S, 2.35%, 01/21/2020	198

	Total Financial	2,819

	Industrial — 2.6%
	Aerospace/Defense — 0.6%
200	Harris Corp., (ICE LIBOR USD 3 Month + 0.48%), 2.82%, 04/30/2020 (aa)	200

	Building Materials — 0.8%
250	Holcim US Finance Sarl & Cie SCS, (Luxembourg), Reg. S, 6.00%, 12/30/2019	258

	Machinery - Construction & Mining — 0.6%
200	Doosan Infracore Co. Ltd., (South Korea), Reg. S, 2.38%, 11/21/2019	198

	Machinery - Diversified — 0.6%
200	CNH Industrial Capital LLC, 3.38%, 07/15/2019	200

	Total Industrial	856

	Technology — 1.2%
	Semiconductors — 0.6%
200	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 01/15/2020	198

	Software — 0.6%
200	VMware, Inc., 2.30%, 08/21/2020	196

	Total Technology	394

	Utilities — 1.8%
	Electric — 1.8%
200	Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	198
200	Iberdrola Finance Ireland DAC, (Ireland), 5.00%, 09/11/2019 (e)	203
200	Southern Co. (The), (ICE LIBOR USD 3 Month + 0.49%), 2.80%, 02/14/2020 (e) (aa)	200

	Total Utilities	601

	Total Corporate Bonds (Cost $9,096)	9,088

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
Foreign Government Security — 0.6%
200	Export-Import Bank of India, (India), Reg. S, 2.75%, 08/12/2020 (Cost $196)	196

Municipal Bonds — 64.4% (t)
	Alabama — 3.1%
500	Alabama 21st Century Authority, Tobacco, Series A, Rev., 5.00%, 06/01/2019	509
500	County of Jefferson, Series A, GO, 5.00%, 04/01/2020	521

		1,030

	Alaska — 1.2%
400	Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 1.48%, 10/05/2018 (z)	400

	California — 10.8%
400	Abag Finance Authority for Nonprofit Corps, Lakeside Village Apartments, Series A, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.28%, 10/05/2018 (z)	400
500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series D2, Rev., VRDO, LOC: Bank of America NA, 1.25%, 10/05/2018 (z)	500
500	City of Riverside, Electric Revenue, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.35%, 10/05/2018 (z)	500
400	Golden State Tobacco Securitization Corp., Series A1, Rev., 5.00%, 06/01/2021	430
300	Los Angeles Department of Water & Power, Power System, Series B5, Rev., VRDO, 1.28%, 10/05/2018 (z)	300
450	Metropolitan Water District of Southern California, Series A2, Rev., VRDO, 1.29%, 10/05/2018 (z)	450
500	Santa Clara Valley Transportation Authority, Sales Tax, Series B, Rev., VRDO, 1.33%, 10/05/2018 (z)	500
500	State of California, Series B3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.27%, 10/05/2018 (z)	500

		3,580

	Colorado — 0.9%
300	Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc., Series B, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.55%, 10/05/2018 (z)	300

	Connecticut — 2.1%
280	Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 1.56%, 10/05/2018 (z)	280
400	Connecticut State Health & Educational Facilities Authority, Yale University, Series V1, Rev., VRDO, 1.30%, 10/01/2018 (z)	400

		680

	District of Columbia — 2.7%
400	District of Columbia, Georgetown University, Series B1, Rev., VRDO, LOC: Bank of America NA, 1.56%, 10/05/2018 (z)	400
500	Metropolitan Washington Airports Authority, Series C2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.54%, 10/05/2018 (z)	500

		900

	Florida — 0.9%
300	JEA, Water & Sewer System Revenue, Series A2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.59%, 10/05/2018 (z)	300

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Georgia — 0.6%
200	Municipal Electric Authority of Georgia, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.70%, 10/05/2018 (z)	200

	Illinois — 1.2%
400	Illinois Finance Authority, OSF Healthcare System Obligated Group, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.54%, 10/05/2018 (z)	400

	Indiana — 3.5%
	Indiana Finance Authority, Indiana University Health, Inc., Obligated Group,
460	Series B, Rev., VRDO, LOC: TD Bank NA, 1.53%, 10/05/2018 (z)	460
500	Series C, Rev., VRDO, LOC: Northern Trust Co., 1.54%, 10/05/2018 (z)	500
200	Indiana Finance Authority, Parkview Health System Obligated Group, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.52%, 10/05/2018 (z)	200

		1,160

	Iowa — 0.3%
100	Iowa Finance Authority, Trinity Health Corp. Obligated Group, Series D, Rev., VRDO, 1.54%, 10/05/2018 (z)	100

	Maryland — 1.2%
400	Maryland State Transportation Authority, Baltimore Washington International Airport, Rev., AMT, 5.00%, 03/01/2019	405

	Massachusetts — 9.0%
300	Commonwealth of Massachusetts, Series C, GO, VRDO, 1.59%, 10/05/2018 (z)	300
200	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 1.55%, 10/05/2018 (z)	200
100	Massachusetts Bay Transportation Authority, General Transportation System, Series A2, Rev., VRDO, 1.56%, 10/05/2018 (z)	100
	Massachusetts Development Finance Agency, Partners Healthcare System, Inc.,
400	Series K1, Rev., VRDO, 1.52%, 10/05/2018 (z)	400
650	Series K2, Rev., VRDO, 1.53%, 10/05/2018 (z)	650
400	Massachusetts Educational Financing Authority, Series J, Rev., AMT, 5.00%, 07/01/2020	419
500	Massachusetts Water Resources Authority, Series A3, Rev., VRDO, 1.58%, 10/05/2018 (z)	500
400	University of Massachusetts Building Authority, Series 1, Rev., VRDO, 1.54%, 10/05/2018 (z)	400

		2,969

	Michigan — 1.7%
275	Michigan Finance Authority, Hospital Project, Ascension Health Credit Group, Rev., VRDO, 1.54%, 10/05/2018 (z)	275
300	University of Michigan, Series B, Rev., VRDO, 1.47%, 10/01/2018 (z)	300

		575

	Minnesota — 2.2%
500	City of Rochester, Health Care Facilities, Mayo Clinic, Rev., VRDO, 1.56%, 10/05/2018 (z)	500
225	County of Hennepin, Series B, GO, VRDO, 1.51%, 10/05/2018 (z)	225

		725

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Mississippi — 0.9%
300	Mississippi Business Finance Corp., Chevron USA, Inc., Series D, Rev., VRDO, 1.56%, 10/05/2018 (z)	300

	Nevada — 1.5%
480	Clark County School District, Series B, GO, 5.00%, 06/15/2019	490

	New Jersey — 1.6%
500	New Jersey Transit Corp., Series A, Rev., GAN, 5.00%, 09/15/2019	513

	New York — 7.1%
100	City of New York, Fiscal Year 2018, Series B4, GO, VRDO, 1.62%, 10/01/2018 (z)	100
425	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 1.52%, 10/05/2018 (z)	425
400	New York City Housing Development Corp., Series C4, Rev., VRDO, 1.53%, 10/05/2018 (z)	400
600	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.56%, 10/05/2018 (z)	600
470	New York City Transitional Finance Authority, New York City Recovery, Series 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.53%, 10/05/2018 (z)	470
160	New York State Housing Finance Agency, Series L, Rev., VRDO, LOC: Bank of America NA, 1.53%, 10/05/2018 (z)	160
200	New York State Housing Finance Agency, Clinton Park Housing, Series A, Rev., VRDO, LIQ: FHLMC, 1.56%, 10/05/2018 (z)	200

		2,355

	North Carolina — 1.5%
400	North Carolina Medical Care Commission, WakeMed Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.52%, 10/05/2018 (z)	400
100	University of North Carolina, University Hospital at Chapel Hill, Series A, Rev., VRDO, 1.56%, 10/05/2018 (z)	100

		500

	Ohio — 1.1%
350	Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B4, Rev., VRDO, 1.61%, 10/01/2018 (z)	350

	Pennsylvania — 2.4%
400	City of Philadelphia, Water & Wastewater Revenue, Series B, Rev., VRDO, LOC: TD Bank NA, 1.53%, 10/05/2018 (z)	400
400	Delaware River Port Authority, Series B, Rev., VRDO, LOC: TD Bank NA, 1.55%, 10/05/2018 (z)	400

		800

	Texas — 3.8%
400	City of Arlington, Water & Wastewater System Revenue, Series A, Rev., 2.00%, 06/01/2021	399
400	Lower Neches Valley Authority Industrial Development Corp., Exxonmobil, Rev., VRDO, 1.56%, 10/01/2018 (z)	400
200	Permanent University Fund - University of Texas System, Series A, Rev., VRDO, 1.48%, 10/05/2018 (z)	200
275	State of Texas, Series C, GO, VRDO, 1.64%, 10/05/2018 (z)	275

		1,274

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
	Virginia — 2.5%
	Loudoun County Economic Development Authority, Howard Hughes Medical Institute,
130	Series B, Rev., VRDO, 1.56%, 10/05/2018 (z)	130
200	Series D, Rev., VRDO, 1.56%, 10/05/2018 (z)	200
500	Norfolk Economic Development Authority, Sentara Healthcare Obligated Group, Rev., VRDO, 1.55%, 10/05/2018 (z)	500

		830

	Washington — 0.6%
200	Washington Health Care Facilities Authority, Providence Health & Service, Rev., VRDO, 1.55%, 10/05/2018 (z)	200

	Total Municipal Bonds (Cost $21,350)	21,336

U.S. Government Agency Security — 0.4%
108	U.S. Treasury Inflation Indexed Notes, 0.38%, 07/15/2023 (Cost $107)	106

Short-Term Investments — 7.0%
	Municipal Bonds — 3.8%
375	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Rev., 4.00%, 06/15/2019	380
550	State of Texas, Rev., TRAN, 4.00%, 08/29/2019	560
300	Town of Davie, Nova Southeastern University, Inc., Rev., 4.00%, 04/01/2019	303

	Total Municipal Bonds	1,243

	Repurchase Agreement — 0.3%
99	Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.15%, dated 09/28/2018, due 10/01/2018, repurchase price $99, collateralized by U.S. Treasury Notes, 2.75%, 08/31/2023 with a value of $99.	99

	Time Deposits — 2.6%
	Brown Brothers Harriman - Grand Cayman,
GBP 7	0.37%, 10/01/2018	8
CAD 2	0.65%, 10/01/2018	2
882	Citibank - New York, 1.54%, 10/01/2018	882

	Total Time Deposits	892

	U.S. Treasury Obligations — 0.3%
100	U.S. Treasury Bills, 2.11%, 12/06/2018 (n)	100

	Total Short-Term Investments (Cost $2,336)	2,334

	Total Investments, Before Short Positions — 100.7% (Cost $33,394)*	33,369
	Liabilities in Excess of Other Assets — (0.7)%	(237)

	NET ASSETS — 100.0%	$33,132

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Short Positions — 0.3%
U.S. Treasury Obligations — 0.3%
100	U.S. Treasury Notes, 2.75%, 08/31/2023 (Proceeds $99)	99

	Total Securities Sold Short (Proceeds $99)	99

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2018:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian Bankers’ Acceptance	4	03/2020	CAD	753	(1)
Canadian Bankers’ Acceptance	9	12/2019	CAD	1,699	(5)
U.S. Treasury 2 Year Note	30	12/2018	USD	6,331	(9)

					(15)

Short Contracts
Long Gilt	(3)	12/2018	GBP	(478)	5
U.S. Treasury 10 Year Note	(1)	12/2018	USD	(119)	— (h)
U.S. Treasury 5 Year Note	(22)	12/2018	USD	(2,492)	18
U.S. Treasury Ultra Bond	(1)	12/2018	USD	(159)	4

					27

					12

Forward foreign currency exchange contracts outstanding as of September 30, 2018:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 5	CAD	6	Deutsche Bank AG	11/15/2018	(—	) (h)
USD 4	GBP	3	Deutsche Bank AG	11/15/2018	(—	) (h)

Total unrealized depreciation					(—	) (h)

Net unrealized depreciation					(—	) (h)

Six Circles Tax Aware Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018

AMT	—	Alternative Minimum Tax
CAD	—	Canadian Dollar
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GBP	—	British Pound
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
Rev.	—	Revenue
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
TRAN	—	Tax & Revenue Anticipation Note
USD	—	United States Dollar
VRDO	—	Variable Rate Demand Obligation. The Interest rate shown is the rate in effect of September 30, 2018.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.
(n)	—	The rate shown is the effective yield as of September 30, 2018.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2018.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2018.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.5%
	Basic Materials — 1.4%
	Chemicals — 1.1%
44	Air Products & Chemicals, Inc.	7
21	Albemarle Corp.	2
40	Axalta Coating Systems Ltd. (a)	1
25	Celanese Corp., Class A	3
47	CF Industries Holdings, Inc.	3
33	Chemours Co. (The)	1
476	DowDuPont, Inc.	32
26	Eastman Chemical Co.	2
25	FMC Corp.	2
17	International Flavors & Fragrances, Inc.	2
67	LyondellBasell Industries NV, Class A	7
73	Mosaic Co. (The)	2
49	PPG Industries, Inc.	5
59	Praxair, Inc.	10
18	Sherwin-Williams Co. (The)	9
6	Westlake Chemical Corp.	—	(h)

		88

	Forest Products & Paper — 0.1%
80	International Paper Co.	4

	Iron/Steel — 0.1%
64	Nucor Corp.	4
48	Steel Dynamics, Inc.	2

		6

	Mining — 0.1%
279	Freeport-McMoRan, Inc.	4
98	Newmont Mining Corp.	3

		7

	Total Basic Materials	105

	Communications — 10.3%
	Advertising — 0.1%
69	Interpublic Group of Cos., Inc. (The)	2
42	Omnicom Group, Inc.	2

		4

	Internet — 6.5%
59	Alphabet, Inc., Class A (a)	71
65	Alphabet, Inc., Class C (a)	78
83	Amazon.com, Inc. (a)	165
9	Booking Holdings, Inc. (a)	18
29	CDW Corp.	3
184	eBay, Inc. (a)	6
23	Expedia Group, Inc.	3
10	F5 Networks, Inc. (a)	2
478	Facebook, Inc., Class A (a)	79
29	GoDaddy, Inc., Class A (a)	2

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Internet — continued
15	IAC/InterActiveCorp. (a)	3
8	MercadoLibre, Inc., (Argentina)	3
87	Netflix, Inc. (a)	33
18	Palo Alto Networks, Inc. (a)	4
118	Symantec Corp.	3
19	TripAdvisor, Inc. (a)	1
134	Twitter, Inc. (a)	4
19	VeriSign, Inc. (a)	3
23	Zillow Group, Inc., Class C (a)	1

		482

	Media — 1.5%
66	CBS Corp., Class B	4
34	Charter Communications, Inc., Class A (a)	11
924	Comcast Corp., Class A	33
26	Discovery, Inc., Class A (a)	1
66	Discovery, Inc., Class C (a)	2
44	DISH Network Corp., Class A (a)	2
15	Liberty Broadband Corp., Class C (a)	1
3	Liberty Global plc, (United Kingdom), Class A (a)	—	(h)
147	Liberty Global plc, (United Kingdom), Class C (a)	4
39	Liberty Media Corp.-Liberty Formula One, Class C (a)	1
15	Liberty Media Corp.-Liberty SiriusXM, Class A (a)	1
34	Liberty Media Corp.-Liberty SiriusXM, Class C (a)	1
71	News Corp., Class A	1
315	Sirius XM Holdings, Inc.	2
222	Twenty-First Century Fox, Inc., ADR, Class A	10
79	Twenty-First Century Fox, Inc., Class B	4
70	Viacom, Inc., Class B	2
300	Walt Disney Co. (The)	35

		115

	Telecommunications — 2.2%
10	Arista Networks, Inc. (a)	3
1,449	AT&T, Inc.	48
188	CenturyLink, Inc.	4
956	Cisco Systems, Inc.	47
35	CommScope Holding Co., Inc. (a)	1
62	Juniper Networks, Inc.	2
31	Motorola Solutions, Inc.	4
166	Sprint Corp. (a)	1
68	T-Mobile US, Inc. (a)	5
829	Verizon Communications, Inc.	44
28	Zayo Group Holdings, Inc. (a)	1

		160

	Total Communications	761

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Consumer Cyclical — 5.8%
	Airlines — 0.1%
21	American Airlines Group, Inc.	1
35	Delta Air Lines, Inc.	2
29	Southwest Airlines Co.	2
14	United Continental Holdings, Inc. (a)	1

		6

	Apparel — 0.5%
67	Hanesbrands, Inc.	1
29	Michael Kors Holdings Ltd., (United Kingdom) (a)	2
261	NIKE, Inc., Class B	22
15	PVH Corp.	2
11	Ralph Lauren Corp., Class A	2
39	Under Armour, Inc., Class A (a)	1
35	Under Armour, Inc., Class C (a)	1
68	VF Corp.	6

		37

	Auto Manufacturers — 0.4%
762	Ford Motor Co.	7
259	General Motors Co.	8
69	PACCAR, Inc.	5
25	Tesla, Inc. (a)	7

		27

	Auto Parts & Equipment — 0.2%
55	Aptiv plc, (Ireland)	5
17	Autoliv, Inc., (Sweden)	1
40	BorgWarner, Inc.	2
46	Goodyear Tire & Rubber Co. (The)	1
13	Lear Corp.	2
7	WABCO Holdings, Inc. (a)	1

		12

	Distribution/Wholesale — 0.1%
56	Fastenal Co.	3
33	HD Supply Holdings, Inc. (a)	1
57	LKQ Corp. (a)	2
10	WW Grainger, Inc.	4

		10

	Entertainment — 0.1%
29	Live Nation Entertainment, Inc. (a)	2
8	Vail Resorts, Inc.	2

		4

	Food Service — 0.0% (g)
45	Aramark	2

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Home Builders — 0.2%
79	DR Horton, Inc.	4
58	Lennar Corp., Class A	3
1	NVR, Inc. (a)	2
51	PulteGroup, Inc.	1
22	Toll Brothers, Inc.	1

		11

	Home Furnishings — 0.0% (g)
18	Leggett & Platt, Inc.	1
12	Whirlpool Corp.	1

		2

	Housewares — 0.0% (g)
93	Newell Brands, Inc.	2

	Leisure Time — 0.2%
89	Carnival Corp.	7
33	Harley-Davidson, Inc.	1
42	Norwegian Cruise Line Holdings Ltd. (a)	2
11	Polaris Industries, Inc.	1
34	Royal Caribbean Cruises Ltd.	4

		15

	Lodging — 0.3%
61	Hilton Worldwide Holdings, Inc.	5
80	Las Vegas Sands Corp.	5
62	Marriott International, Inc., Class A	8
101	MGM Resorts International	3
19	Wynn Resorts Ltd.	2

		23

	Retail — 3.7%
14	Advance Auto Parts, Inc.	2
5	AutoZone, Inc. (a)	4
51	Best Buy Co., Inc.	4
34	CarMax, Inc. (a)	3
5	Chipotle Mexican Grill, Inc., Class A (a)	2
40	Copart, Inc. (a)	2
89	Costco Wholesale Corp.	21
24	Darden Restaurants, Inc.	3
52	Dollar General Corp.	6
46	Dollar Tree, Inc. (a)	4
7	Domino’s Pizza, Inc.	2
42	Gap, Inc. (The)	1
25	Genuine Parts Co.	2
234	Home Depot, Inc. (The)	49
32	Kohl’s Corp.	2
44	L Brands, Inc.	1

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Retail — continued
165	Lowe’s Cos., Inc.	19
21	Lululemon Athletica, Inc., (Canada) (a)	3
60	Macy’s, Inc.	2
158	McDonald’s Corp.	26
22	Nordstrom, Inc.	1
16	O’Reilly Automotive, Inc. (a)	6
79	Qurate Retail, Inc. (a)	2
75	Ross Stores, Inc.	7
275	Starbucks Corp.	16
56	Tapestry, Inc.	3
101	Target Corp.	9
21	Tiffany & Co.	3
126	TJX Cos., Inc. (The)	14
23	Tractor Supply Co.	2
11	Ulta Beauty, Inc. (a)	3
167	Walgreens Boots Alliance, Inc.	12
299	Walmart, Inc.	28
64	Yum! Brands, Inc.	6

		270

	Textiles — 0.0% (g)
12	Mohawk Industries, Inc. (a)	2

	Toys/Games/Hobbies — 0.0% (g)
22	Hasbro, Inc.	2
66	Mattel, Inc. (a)	1

		3

	Total Consumer Cyclical	426

	Consumer Non-cyclical — 29.9%
	Agriculture — 0.7%
374	Altria Group, Inc.	23
114	Archer-Daniels-Midland Co.	6
28	Bunge Ltd.	2
308	Philip Morris International, Inc.	24

		55

	Beverages — 1.2%
50	Brown-Forman Corp., Class B	3
828	Coca-Cola Co. (The)	37
32	Constellation Brands, Inc., Class A	7
31	Molson Coors Brewing Co., Class B	2
81	Monster Beverage Corp. (a)	5
287	PepsiCo, Inc.	32

		86

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Biotechnology — 3.8%
111	Alexion Pharmaceuticals, Inc. (a)	15
17	Alnylam Pharmaceuticals, Inc. (a)	1
329	Amgen, Inc.	69
103	Biogen, Inc. (a)	36
33	BioMarin Pharmaceutical, Inc. (a)	3
355	Celgene Corp. (a)	32
650	Gilead Sciences, Inc.	50
74	Illumina, Inc. (a)	27
86	Incyte Corp. (a)	6
39	Regeneron Pharmaceuticals, Inc. (a)	16
21	Seattle Genetics, Inc. (a)	2
7	United Therapeutics Corp. (a)	1
128	Vertex Pharmaceuticals, Inc. (a)	25

		283

	Commercial Services — 1.5%
1	AMERCO	—	(h)
88	Automatic Data Processing, Inc.	13
18	Cintas Corp.	4
6	CoStar Group, Inc. (a)	3
54	Ecolab, Inc.	8
24	Equifax, Inc.	3
17	FleetCor Technologies, Inc. (a)	4
17	Gartner, Inc. (a)	3
29	Global Payments, Inc.	4
37	H&R Block, Inc.	1
72	IHS Markit Ltd., (United Kingdom) (a)	4
11	ManpowerGroup, Inc.	1
36	Moody’s Corp.	6
68	Nielsen Holdings plc	2
228	PayPal Holdings, Inc. (a)	19
23	Robert Half International, Inc.	2
17	Rollins, Inc.	1
53	S&P Global, Inc.	10
48	Sabre Corp.	1
58	Square, Inc., Class A (a)	6
29	Total System Services, Inc.	3
35	TransUnion	3
17	United Rentals, Inc. (a)	3
29	Verisk Analytics, Inc., Class A (a)	3
56	Western Union Co. (The)	1
59	Worldpay, Inc., Class A (a)	6

		114

	Cosmetics/Personal Care — 0.8%
165	Colgate-Palmolive Co.	11
92	Coty, Inc., Class A	1
45	Estee Lauder Cos., Inc. (The), Class A	7
516	Procter & Gamble Co. (The)	43

		62

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Food — 0.8%
33	Campbell Soup Co.	1
72	Conagra Brands, Inc.	2
114	General Mills, Inc.	5
24	Hershey Co. (The)	2
58	Hormel Foods Corp.	2
12	Ingredion, Inc.	1
20	JM Smucker Co. (The)	2
50	Kellogg Co.	4
118	Kraft Heinz Co. (The)	7
161	Kroger Co. (The)	5
23	McCormick & Co., Inc.	3
307	Mondelez International, Inc., Class A	13
97	Sysco Corp.	7
59	Tyson Foods, Inc., Class A	4

		58

	Healthcare - Products — 6.3%
886	Abbott Laboratories	65
22	ABIOMED, Inc. (a)	10
37	Align Technology, Inc. (a)	14
255	Baxter International, Inc.	20
135	Becton Dickinson and Co.	35
698	Boston Scientific Corp. (a)	27
23	Cooper Cos., Inc. (The)	6
315	Danaher Corp.	34
107	DENTSPLY SIRONA, Inc.	4
105	Edwards Lifesciences Corp. (a)	18
75	Henry Schein, Inc. (a)	6
130	Hologic, Inc. (a)	5
43	IDEXX Laboratories, Inc. (a)	11
57	Intuitive Surgical, Inc. (a)	33
682	Medtronic plc, (Ireland)	68
68	ResMed, Inc.	8
161	Stryker Corp.	29
9	Teleflex, Inc.	2
203	Thermo Fisher Scientific, Inc.	50
43	Varian Medical Systems, Inc. (a)	5
101	Zimmer Biomet Holdings, Inc.	13

		463

	Healthcare - Services — 4.4%
163	Aetna, Inc.	33
129	Anthem, Inc.	35
101	Centene Corp. (a)	15
120	Cigna Corp.	25
65	DaVita, Inc. (a)	5
36	Envision Healthcare Corp. (a)	2
139	HCA Healthcare, Inc.	19
69	Humana, Inc.	23
81	IQVIA Holdings, Inc. (a)	11
50	Laboratory Corp. of America Holdings (a)	9

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Healthcare - Services — continued
66	Quest Diagnostics, Inc.	7
486	UnitedHealth Group, Inc.	129
41	Universal Health Services, Inc., Class B	5
15	WellCare Health Plans, Inc. (a)	5

		323

	Household Products/Wares — 0.2%
17	Avery Dennison Corp.	2
42	Church & Dwight Co., Inc.	2
25	Clorox Co. (The)	4
69	Kimberly-Clark Corp.	8

		16

	Pharmaceuticals — 10.2%
759	AbbVie, Inc.	72
29	Alkermes plc, (Ireland) (a)	1
163	Allergan plc	31
80	AmerisourceBergen Corp., Class A	7
815	Bristol-Myers Squibb Co.	51
152	Cardinal Health, Inc.	8
509	CVS Health Corp.	40
482	Eli Lilly & Co.	52
283	Express Scripts Holding Co. (a)	27
9	Jazz Pharmaceuticals plc, (Ireland) (a)	2
1,345	Johnson & Johnson	186
100	McKesson Corp.	13
1,339	Merck & Co., Inc.	95
253	Mylan NV (a)	9
85	Nektar Therapeutics, Class A (a)	5
59	Perrigo Co. plc, (Ireland)	4
2,957	Pfizer, Inc.	130
239	Zoetis, Inc., Class A	22

		755

	Total Consumer Non-cyclical	2,215

	Energy — 19.0%
	Oil & Gas — 15.6%
485	Anadarko Petroleum Corp.	33
132	Andeavor	20
31	Antero Resources Corp. (a)	1
359	Apache Corp.	17
412	Cabot Oil & Gas Corp.	9
1,810	Chevron Corp.	222
88	Cimarex Energy Co.	8
188	Concho Resources, Inc. (a)	29
1,107	ConocoPhillips	86
19	Continental Resources, Inc. (a)	1
482	Devon Energy Corp.	19
18	Diamondback Energy, Inc.	2
551	EOG Resources, Inc.	70

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Oil & Gas — continued
244	EQT Corp.	11
4,000	Exxon Mobil Corp.	341
99	Helmerich & Payne, Inc.	7
242	Hess Corp.	17
156	HollyFrontier Corp.	11
807	Marathon Oil Corp.	19
430	Marathon Petroleum Corp.	34
183	Newfield Exploration Co. (a)	5
452	Noble Energy, Inc.	14
722	Occidental Petroleum Corp.	59
41	Parsley Energy, Inc., Class A (a)	1
409	Phillips 66	46
160	Pioneer Natural Resources Co.	28
406	Valero Energy Corp.	46

		1,156

	Oil & Gas Services — 2.1%
393	Baker Hughes a GE Co.	13
831	Halliburton Co.	34
361	National Oilwell Varco, Inc.	16
1,309	Schlumberger Ltd.	79
405	TechnipFMC plc, (United Kingdom)	13

		155

	Pipelines — 1.3%
40	Cheniere Energy, Inc. (a)	3
1,802	Kinder Morgan, Inc.	31
385	ONEOK, Inc.	26
23	Plains GP Holdings LP, Class A (a)	1
36	Targa Resources Corp.	2
1,135	Williams Cos., Inc. (The)	31

		94

	Total Energy	1,405

	Financials — 12.1%
	Banks — 4.7%
2,163	Bank of America Corp.	64
208	Bank of New York Mellon Corp. (The)	11
230	BB&T Corp.	11
102	Capital One Financial Corp.	10
52	CIT Group, Inc.	3
554	Citigroup, Inc.	39
196	Citizens Financial Group, Inc.	8
65	Comerica, Inc.	6
54	East West Bancorp, Inc.	3
220	Fifth Third Bancorp	6
48	First Republic Bank	5
74	Goldman Sachs Group, Inc. (The)	17
581	Huntington Bancshares, Inc.	9
348	KeyCorp.	7

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Banks — continued
50	M&T Bank Corp.	8
281	Morgan Stanley	13
42	Northern Trust Corp.	4
133	PNC Financial Services Group, Inc. (The)	18
370	Regions Financial Corp.	7
15	Signature Bank	2
74	State Street Corp.	6
137	SunTrust Banks, Inc.	9
12	SVB Financial Group (a)	4
455	US Bancorp	24
972	Wells Fargo & Co.	50
97	Zions Bancorporation	5

		349

	Diversified Financial Services — 2.8%
9	Affiliated Managers Group, Inc.	1
9	Alliance Data Systems Corp.	2
89	Ally Financial, Inc.	2
155	American Express Co.	17
29	Ameriprise Financial, Inc.	4
25	BlackRock, Inc., Class A	12
22	Cboe Global Markets, Inc.	2
248	Charles Schwab Corp. (The)	12
69	CME Group, Inc., Class A	12
72	Discover Financial Services	6
53	E*TRADE Financial Corp. (a)	3
10	Eaton Vance Corp.	1
55	Franklin Resources, Inc.	2
117	Intercontinental Exchange, Inc.	9
64	Invesco Ltd.	1
60	Jefferies Financial Group, Inc.	1
190	Mastercard, Inc., Class A	42
22	Nasdaq, Inc.	2
25	Raymond James Financial, Inc.	2
23	SEI Investments Co.	1
144	Synchrony Financial	4
48	T Rowe Price Group, Inc.	5
57	TD Ameritrade Holding Corp.	3
378	Visa, Inc., Class A	58

		204

	Insurance — 2.6%
166	Aflac, Inc.	8
3	Alleghany Corp.	2
75	Allstate Corp. (The)	7
12	American Financial Group, Inc.	1
189	American International Group, Inc.	10
51	Aon plc, (United Kingdom)	8
73	Arch Capital Group Ltd., (Bermuda) (a)	2

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Insurance — continued
33	Arthur J Gallagher & Co.	2
10	Assurant, Inc.	1
29	Athene Holding Ltd., Class A (a)	1
12	Axis Capital Holdings Ltd., (Bermuda)	1
262	Berkshire Hathaway, Inc., Class B (a)	55
19	Brighthouse Financial, Inc. (a)	1
97	Chubb Ltd., (Switzerland)	13
29	Cincinnati Financial Corp.	2
8	Everest Re Group Ltd., (Bermuda)	2
54	Fidelity National Financial, Inc.	2
77	Hartford Financial Services Group, Inc. (The)	4
46	Lincoln National Corp.	3
57	Loews Corp.	3
3	Markel Corp. (a)	4
104	Marsh & McLennan Cos., Inc.	9
187	MetLife, Inc.	9
55	Principal Financial Group, Inc.	3
121	Progressive Corp. (The)	9
96	Prudential Financial, Inc.	10
11	Reinsurance Group of America, Inc., Class A	2
5	RenaissanceRe Holdings Ltd., (Bermuda)	1
13	Torchmark Corp.	1
56	Travelers Cos., Inc. (The)	7
42	Unum Group	2
35	Voya Financial, Inc.	2
25	Willis Towers Watson plc, (United Kingdom)	4
18	WR Berkley Corp.	1

		192

	Real Estate — 0.1%
72	CBRE Group, Inc., Class A (a)	3
9	Jones Lang LaSalle, Inc.	1

		4

	REITS — 1.8%
65	AGNC Investment Corp.	1
18	Alexandria Real Estate Equities, Inc.	2
93	American Tower Corp.	13
304	Annaly Capital Management, Inc.	3
28	AvalonBay Communities, Inc.	5
31	Boston Properties, Inc.	4
48	Brookfield Property REIT, Inc., Class A	1
10	Camden Property Trust	1
86	Crown Castle International Corp.	10
41	Digital Realty Trust, Inc.	5
62	Duke Realty Corp.	2
16	Equinix, Inc.	7
80	Equity Residential	5
13	Essex Property Trust, Inc.	3

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	REITS — continued
23	Extra Space Storage, Inc.	2
12	Federal Realty Investment Trust	2
93	HCP, Inc.	2
160	Host Hotels & Resorts, Inc.	3
61	Invitation Homes, Inc.	1
52	Iron Mountain, Inc.	2
73	Kimco Realty Corp.	1
15	Liberty Property Trust	1
16	Macerich Co. (The)	1
18	Mid-America Apartment Communities, Inc.	2
18	National Retail Properties, Inc.	1
134	Prologis, Inc.	9
31	Public Storage	6
49	Realty Income Corp.	3
24	Regency Centers Corp.	2
24	SBA Communications Corp., Class A (a)	4
66	Simon Property Group, Inc.	11
17	SL Green Realty Corp.	2
44	UDR, Inc.	2
70	Ventas, Inc.	4
163	VEREIT, Inc.	1
33	Vornado Realty Trust	2
75	Welltower, Inc.	5
159	Weyerhaeuser Co.	5

		136

	Savings & Loans — 0.1%
171	New York Community Bancorp, Inc.	2
398	People’s United Financial, Inc.	7

		9

	Total Financials	894

	Industrials — 7.0%
	Aerospace/Defense — 1.8%
86	Arconic, Inc.	2
112	Boeing Co. (The)	41
51	General Dynamics Corp.	10
23	Harris Corp.	4
14	L3 Technologies, Inc.	3
53	Lockheed Martin Corp.	18
33	Northrop Grumman Corp.	10
57	Raytheon Co.	12
29	Rockwell Collins, Inc.	4
21	Spirit AeroSystems Holdings, Inc., Class A	2
9	TransDigm Group, Inc. (a)	3
155	United Technologies Corp.	22

		131

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Building Materials — 0.2%
17	Fortune Brands Home & Security, Inc.	1
184	Johnson Controls International plc	6
7	Lennox International, Inc.	2
12	Martin Marietta Materials, Inc.	2
56	Masco Corp.	2
19	Owens Corning	1
25	Vulcan Materials Co.	3

		17

	Electrical Components & Equipments — 0.2%
7	Acuity Brands, Inc.	1
44	AMETEK, Inc.	3
130	Emerson Electric Co.	11

		15

	Electronics — 1.2%
157	Agilent Technologies, Inc.	12
15	Allegion plc, (Ireland)	1
59	Amphenol Corp., Class A	6
16	Arrow Electronics, Inc. (a)	1
21	Avnet, Inc.	1
166	Corning, Inc.	6
100	Flex Ltd. (a)	1
23	FLIR Systems, Inc.	1
61	Fortive Corp.	5
18	Garmin Ltd., (Switzerland)	1
157	Honeywell International, Inc.	27
36	Keysight Technologies, Inc. (a)	2
12	Mettler-Toledo International, Inc. (a)	8
33	PerkinElmer, Inc.	3
28	Sensata Technologies Holding plc (a)	1
69	TE Connectivity Ltd., (Switzerland)	6
48	Trimble, Inc. (a)	2
36	Waters Corp. (a)	7

		91

	Engineering & Construction — 0.1%
28	Fluor Corp.	2
26	Jacobs Engineering Group, Inc.	2

		4

	Environmental Control — 0.2%
16	Pentair plc, (United Kingdom)	1
44	Republic Services, Inc., Class A	3
14	Stericycle, Inc. (a)	1
50	Waste Connections, Inc.	4
91	Waste Management, Inc.	8

		17

	Hand/Machine Tools — 0.1%
9	Snap-on, Inc.	2
30	Stanley Black & Decker, Inc.	4

		6

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Machinery - Construction & Mining — 0.3%
122	Caterpillar, Inc.	19

	Machinery - Diversified — 0.5%
8	AGCO Corp.	—	(h)
33	Cognex Corp.	2
31	Cummins, Inc.	5
63	Deere & Co.	9
29	Dover Corp.	3
25	Flowserve Corp.	1
13	IDEX Corp.	2
10	Middleby Corp. (The) (a)	1
25	Rockwell Automation, Inc.	5
21	Roper Technologies, Inc.	6
17	Wabtec Corp.	2
36	Xylem, Inc.	3

		39

	Miscellaneous Manufacturers — 1.0%
121	3M Co.	24
18	AO Smith Corp.	1
90	Eaton Corp. plc	8
1,742	General Electric Co.	20
62	Illinois Tool Works, Inc.	9
50	Ingersoll-Rand plc	5
27	Parker-Hannifin Corp.	5
50	Textron, Inc.	4

		76

	Packaging & Containers — 0.1%
70	Ball Corp.	3
25	Crown Holdings, Inc. (a)	1
16	Packaging Corp. of America	2
28	Sealed Air Corp.	1
50	WestRock Co.	3

		10

	Shipbuilding — 0.0% (g)
8	Huntington Ingalls Industries, Inc.	2

	Transportation — 1.3%
26	CH Robinson Worldwide, Inc.	3
169	CSX Corp.	13
33	Expeditors International of Washington, Inc.	2
52	FedEx Corp.	13
14	JB Hunt Transport Services, Inc.	2
16	Kansas City Southern	2
23	Knight-Swift Transportation Holdings, Inc., Class A	1
57	Norfolk Southern Corp.	10
12	Old Dominion Freight Line, Inc.	2
158	Union Pacific Corp.	25
139	United Parcel Service, Inc., Class B	15
24	XPO Logistics, Inc. (a)	3

		91

	Total Industrials	518

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Technology — 12.0%
	Computers — 4.3%
132	Accenture plc, (Ireland), Class A	22
981	Apple, Inc.	220
116	Cognizant Technology Solutions Corp., Class A	9
40	Dell Technologies, Inc., Class V (a)	4
56	DXC Technology Co.	5
28	Fortinet, Inc. (a)	3
304	Hewlett Packard Enterprise Co.	5
336	HP, Inc.	9
185	International Business Machines Corp.	28
27	Leidos Holdings, Inc.	2
53	NetApp, Inc.	5
53	Seagate Technology plc	3
57	Western Digital Corp.	3

		318

	Office/Business Equipment — 0.0% (g)
38	Xerox Corp.	1

	Semiconductors — 2.7%
184	Advanced Micro Devices, Inc. (a)	6
73	Analog Devices, Inc.	7
200	Applied Materials, Inc.	8
82	Broadcom, Inc.	20
935	Intel Corp.	45
7	IPG Photonics Corp. (a)	1
30	KLA-Tencor Corp.	3
32	Lam Research Corp.	5
118	Marvell Technology Group Ltd.	2
52	Maxim Integrated Products, Inc.	3
45	Microchip Technology, Inc.	4
232	Micron Technology, Inc. (a)	10
116	NVIDIA Corp.	33
80	ON Semiconductor Corp. (a)	1
24	Qorvo, Inc. (a)	2
282	QUALCOMM, Inc.	20
35	Skyworks Solutions, Inc.	3
199	Texas Instruments, Inc.	21
50	Xilinx, Inc.	4

		198

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Software — 5.0%
145	Activision Blizzard, Inc.	12
99	Adobe Systems, Inc. (a)	27
32	Akamai Technologies, Inc. (a)	2
14	ANSYS, Inc. (a)	3
43	Autodesk, Inc. (a)	7
24	Broadridge Financial Solutions, Inc.	3
60	CA, Inc.	3
48	Cadence Design Systems, Inc. (a)	2
15	CDK Global, Inc.	1
155	Cerner Corp. (a)	10
24	Citrix Systems, Inc. (a)	3
61	Electronic Arts, Inc. (a)	7
64	Fidelity National Information Services, Inc.	7
106	First Data Corp., Class A (a)	3
79	Fiserv, Inc. (a)	7
48	Intuit, Inc.	11
12	Jack Henry & Associates, Inc.	2
1,474	Microsoft Corp.	168
18	MSCI, Inc., Class A	3
616	Oracle Corp.	31
53	Paychex, Inc.	4
34	Red Hat, Inc. (a)	5
143	salesforce.com, Inc. (a)	23
34	ServiceNow, Inc. (a)	7
28	Splunk, Inc. (a)	3
38	SS&C Technologies Holdings, Inc.	2
24	Synopsys, Inc. (a)	2
22	Take-Two Interactive Software, Inc. (a)	3
23	Veeva Systems, Inc., Class A (a)	3
15	VMware, Inc., Class A (a)	2
28	Workday, Inc., Class A (a)	4

		370

	Total Technology	887

	Utilities — 2.0%
	Electric — 1.8%
145	AES Corp.	2
14	Alliant Energy Corp.	1
42	Ameren Corp.	3
107	American Electric Power Co., Inc.	8
81	CenterPoint Energy, Inc.	2
47	CMS Energy Corp.	2
58	Consolidated Edison, Inc.	4
132	Dominion Energy, Inc.	9
35	DTE Energy Co.	4
152	Duke Energy Corp.	12
65	Edison International	4
32	Entergy Corp.	3
44	Evergy, Inc.	2

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Electric — continued
62	Eversource Energy	4
213	Exelon Corp.	9
101	FirstEnergy Corp.	4
103	NextEra Energy, Inc.	16
27	OGE Energy Corp.	1
102	PG&E Corp. (a)	5
135	PPL Corp.	4
103	Public Service Enterprise Group, Inc.	5
23	SCANA Corp.	1
50	Sempra Energy	6
206	Southern Co. (The)	9
72	Vistra Energy Corp. (a)	2
55	WEC Energy Group, Inc.	4
117	Xcel Energy, Inc.	6

		132

	Gas — 0.1%
21	Atmos Energy Corp.	2
72	NiSource, Inc.	2
38	UGI Corp.	2

		6

	Water — 0.1%
33	American Water Works Co., Inc.	3

	Total Utilities	141

	Total Common Stocks (Cost $7,336)	7,352

PRINCIPAL AMOUNT ($)
Short-Term Investment — 0.4%
	Time Deposit — 0.4%
26	Brown Brothers Harriman, 1.54%, 10/01/2018 (Cost $26)	26

	Total Investments — 99.9% (Cost - $7,362)*	7,378
	Other Assets in Excess of Liabilities — 0.1%	11

	NET ASSETS — 100.0%	$7,389

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
	Australia — 6.4%
286	AGL Energy Ltd.	4
1,035	Alumina Ltd.	2
489	Amcor Ltd.	5
1,250	AMP Ltd.	3
515	APA Group	4
248	Aristocrat Leisure Ltd.	5
86	ASX Ltd.	4
812	Aurizon Holdings Ltd.	2
837	AusNet Services	1
1,255	Australia & New Zealand Banking Group Ltd.	26
177	Bank of Queensland Ltd.	1
218	Bendigo & Adelaide Bank Ltd.	2
1,383	BHP Billiton Ltd.	34
1,673	BHP Billiton plc	37
241	BlueScope Steel Ltd.	3
502	Boral Ltd.	3
690	Brambles Ltd.	5
113	Caltex Australia Ltd.	2
236	Challenger Ltd.	2
42	CIMIC Group Ltd.	2
206	Coca-Cola Amatil Ltd.	1
25	Cochlear Ltd.	4
775	Commonwealth Bank of Australia	40
204	Computershare Ltd.	3
149	Crown Resorts Ltd.	1
196	CSL Ltd.	28
433	Dexus	3
25	Domino’s Pizza Enterprises Ltd.	1
23	Flight Centre Travel Group Ltd.	1
649	Fortescue Metals Group Ltd.	2
889	Goodman Group	7
747	GPT Group (The)	3
243	Harvey Norman Holdings Ltd.	1
764	Healthscope Ltd.	1
728	Incitec Pivot Ltd.	2
1,023	Insurance Australia Group Ltd.	5
305	LendLease Group	4
141	Macquarie Group Ltd.	13

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Australia — continued
1,207	Medibank Pvt Ltd.	3
1,568	Mirvac Group	3
1,180	National Australia Bank Ltd.	24
330	Newcrest Mining Ltd.	5
595	Oil Search Ltd.	4
162	Orica Ltd.	2
761	Origin Energy Ltd. (a)	5
593	QBE Insurance Group Ltd.	5
62	Ramsay Health Care Ltd.	2
23	REA Group Ltd.	1
769	Santos Ltd.	4
2,256	Scentre Group	6
145	SEEK Ltd.	2
175	Sonic Healthcare Ltd.	3
2,216	South32 Ltd.	6
1,024	Stockland	3
566	Suncorp Group Ltd.	6
464	Sydney Airport	2
831	TABCORP Holdings Ltd.	3
1,787	Telstra Corp. Ltd.	4
162	TPG Telecom Ltd.	1
1,123	Transurban Group	9
311	Treasury Wine Estates Ltd.	4
1,374	Vicinity Centres	3
488	Wesfarmers Ltd.	18
1,483	Westpac Banking Corp.	30
404	Woodside Petroleum Ltd.	11
563	Woolworths Group Ltd.	11

		447

	Austria — 0.4%
50	ANDRITZ AG	3
175	Erste Group Bank AG	7
139	OMV AG	8
213	Raiffeisen Bank International AG	6
128	voestalpine AG	6

		30

	Belgium — 1.0%
288	Ageas	15
42	Colruyt SA	2
36	Groupe Bruxelles Lambert SA	4
93	KBC Group NV	7
110	Proximus SADP	3
71	Solvay SA	10
37	Telenet Group Holding NV (a)	2
36	UCB SA	3
390	Umicore SA	22

		68

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Canada — 8.8%
104	Agnico Eagle Mines Ltd.	4
192	Alimentation Couche-Tard, Inc., Class B	10
117	AltaGas Ltd.	2
157	ARC Resources Ltd.	2
34	Atco Ltd., Class I	1
290	Aurora Cannabis, Inc. (a)	3
284	Bank of Montreal	23
527	Bank of Nova Scotia (The)	31
517	Barrick Gold Corp.	6
68	BCE, Inc.	3
226	BlackBerry Ltd. (a)	3
931	Bombardier, Inc., Class B (a)	3
374	Brookfield Asset Management, Inc., Class A	17
119	CAE, Inc.	2
175	Cameco Corp.	2
197	Canadian Imperial Bank of Commerce	18
326	Canadian National Railway Co.	29
545	Canadian Natural Resources Ltd.	18
63	Canadian Pacific Railway Ltd.	13
26	Canadian Tire Corp. Ltd., Class A	3
57	Canadian Utilities Ltd., Class A	1
66	CCL Industries, Inc., Class B	3
463	Cenovus Energy, Inc.	5
113	CGI Group, Inc., Class A (a)	7
120	CI Financial Corp.	2
9	Constellation Software, Inc.	7
243	Crescent Point Energy Corp.	2
138	Dollarama, Inc.	4
26	Emera, Inc.	1
77	Empire Co. Ltd.	1
756	Enbridge, Inc.	24
427	Encana Corp.	6
12	Fairfax Financial Holdings Ltd.	7
75	Finning International, Inc.	2
75	First Capital Realty, Inc.	1
306	First Quantum Minerals Ltd.	3
188	Fortis, Inc.	6
81	Franco-Nevada Corp.	5
21	George Weston Ltd.	2
95	Gildan Activewear, Inc., Class A	3
385	Goldcorp, Inc.	4
131	Great-West Lifeco, Inc.	3
62	H&R Real Estate Investment Trust	1
156	Husky Energy, Inc.	3
145	Hydro One Ltd. (e)	2
37	IGM Financial, Inc.	1

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Canada — continued
128	Imperial Oil Ltd.	4
49	Industrial Alliance Insurance & Financial Services, Inc.	2
62	Intact Financial Corp.	5
170	Inter Pipeline Ltd.	3
92	Keyera Corp.	2
551	Kinross Gold Corp. (a)	2
20	Linamar Corp.	1
84	Loblaw Cos. Ltd.	4
291	Lundin Mining Corp.	2
149	Magna International, Inc.	8
879	Manulife Financial Corp.	16
29	Methanex Corp.	2
108	Metro, Inc.	3
146	National Bank of Canada	7
281	Nutrien Ltd.	16
38	Onex Corp.	3
119	Open Text Corp.	5
223	Pembina Pipeline Corp.	8
156	Power Corp. of Canada	3
111	Power Financial Corp.	3
94	PrairieSky Royalty Ltd.	2
105	Restaurant Brands International, Inc.	6
69	RioCan Real Estate Investment Trust	1
161	Rogers Communications, Inc., Class B	8
638	Royal Bank of Canada	52
103	Saputo, Inc.	3
119	Seven Generations Energy Ltd., Class A (a)	1
202	Shaw Communications, Inc., Class B	4
39	Shopify, Inc., Class A (a)	6
30	SmartCentres Real Estate Investment Trust	1
78	SNC-Lavalin Group, Inc.	3
270	Sun Life Financial, Inc.	11
725	Suncor Energy, Inc.	28
226	Teck Resources Ltd., Class B	5
87	TELUS Corp.	3
126	Thomson Reuters Corp.	6
814	Toronto-Dominion Bank (The)	49
115	Tourmaline Oil Corp.	2
396	TransCanada Corp.	16
444	Turquoise Hill Resources Ltd. (a)	1
64	Vermilion Energy, Inc.	2
25	West Fraser Timber Co. Ltd.	1
197	Wheaton Precious Metals Corp.	3
46	WSP Global, Inc.	3

		615

	Chile — 0.0% (g)
273	Antofagasta plc	3

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	China — 0.0% (g)
1,200	Yangzijiang Shipbuilding Holdings Ltd.	1

	Denmark — 1.6%
3	AP Moller - Maersk A/S, Class A	4
5	AP Moller - Maersk A/S, Class B	7
107	Carlsberg A/S, Class B	13
69	Chr Hansen Holding A/S	7
238	DSV A/S	22
43	Genmab A/S (a)	7
49	H Lundbeck A/S	3
119	ISS A/S	4
153	Novozymes A/S, Class B	8
169	Orsted A/S (e)	11
77	Pandora A/S	5
83	Tryg A/S	2
136	Vestas Wind Systems A/S	9
204	William Demant Holding A/S (a)	8

		110

	Finland — 1.8%
184	Elisa OYJ	8
309	Fortum OYJ	8
74	Metso OYJ	3
256	Neste OYJ	21
3,676	Nokia OYJ	20
80	Nokian Renkaat OYJ	3
73	Orion OYJ, Class B	3
1,012	Stora Enso OYJ, Class R	19
850	UPM-Kymmene OYJ	33
308	Wartsila OYJ Abp	6

		124

	France — 12.3%
226	Accor SA	12
58	Aeroports de Paris	13
382	Airbus SE	48
210	Alstom SA	9
42	Amundi SA (e)	3
89	Arkema SA	11
140	Atos SE	17
734	AXA SA	20
29	BioMerieux	2
397	BNP Paribas SA	24
204	Bouygues SA	9
186	Bureau Veritas SA	5
316	Capgemini SE	40
642	Carrefour SA	12
175	Casino Guichard Perrachon SA	7
337	Cie de Saint-Gobain	15
52	Cie Generale des Etablissements Michelin SCA	6

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	France — continued
52	CNP Assurances	1
34	Covivio	4
442	Credit Agricole SA	6
4	Dassault Aviation SA	7
123	Dassault Systemes SE	18
295	Edenred	11
114	Eiffage SA	13
660	Electricite de France SA	12
905	Engie SA	13
51	Eurazeo SE	4
123	Eutelsat Communications SA	3
106	Faurecia SA	6
53	Gecina SA	9
588	Getlink	8
29	Hermes International	19
46	ICADE	4
19	Iliad SA	2
25	Imerys SA	2
66	Ingenico Group SA	5
59	Ipsen SA	10
52	JCDecaux SA	2
80	Kering SA	43
69	Klepierre SA	2
185	Legrand SA	13
190	LVMH Moet Hennessy Louis Vuitton SE	68
472	Orange SA	8
131	Pernod Ricard SA	21
783	Peugeot SA	21
28	Remy Cointreau SA	4
137	Renault SA	12
477	Rexel SA	7
214	Safran SA	30
540	Sanofi	49
217	Schneider Electric SE	17
157	SCOR SE	7
15	SEB SA	3
18	Societe BIC SA	2
380	Societe Generale SA	16
63	Sodexo SA	7
260	Suez	4
40	Teleperformance	8
75	Thales SA	11
521	TOTAL SA	34
129	Ubisoft Entertainment SA (a)	14
32	Unibail-Rodamco-Westfield	6
221	Valeo SA	10
372	Veolia Environnement SA	7
198	Vinci SA	19
20	Wendel SA	3

		858

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Germany — 7.1%
61	1&1 Drillisch AG	3
163	Allianz SE (Registered)	37
78	Axel Springer SE	5
278	Bayer AG (Registered)	25
149	Bayerische Motoren Werke AG	13
109	Brenntag AG	7
1,216	Commerzbank AG (a)	13
177	Covestro AG (e)	14
440	Daimler AG (Registered)	28
112	Delivery Hero SE (a) (e)	5
1,341	Deutsche Bank AG (Registered)	15
169	Deutsche Boerse AG	23
608	Deutsche Lufthansa AG (Registered)	15
472	Deutsche Wohnen SE	23
41	Evonik Industries AG	1
29	Fraport AG Frankfurt Airport Services Worldwide	3
46	Fresenius Medical Care AG & Co. KGaA	5
121	GEA Group AG	4
42	Hannover Rueck SE	6
57	HeidelbergCement AG	4
14	HOCHTIEF AG	2
44	HUGO BOSS AG	3
198	K+S AG (Registered)	4
50	KION Group AG	3
61	LANXESS AG	4
37	Merck KGaA	4
412	METRO AG	6
37	MTU Aero Engines AG	8
37	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8
70	OSRAM Licht AG	3
164	ProSiebenSat.1 Media SE	4
9	Puma SE	4
359	RWE AG	9
361	Siemens AG (Registered)	47
86	Symrise AG	8
521	Telefonica Deutschland Holding AG	2
751	TUI AG	14
391	Uniper SE	12
148	United Internet AG (Registered)	7
34	Volkswagen AG	6
659	Vonovia SE	33
233	Wirecard AG	51
76	Zalando SE (a) (e)	3

		494

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Hong Kong — 3.0%
5,200	AIA Group Ltd.	47
200	ASM Pacific Technology Ltd.	2
600	Bank of East Asia Ltd. (The)	2
1,500	BOC Hong Kong Holdings Ltd.	7
1,000	CK Asset Holdings Ltd.	7
1,000	CK Hutchison Holdings Ltd.	12
500	CK Infrastructure Holdings Ltd.	4
500	CLP Holdings Ltd.	6
300	Dairy Farm International Holdings Ltd.	3
1,000	Galaxy Entertainment Group Ltd.	6
1,000	Hang Lung Properties Ltd.	2
400	Hang Seng Bank Ltd.	11
1,000	Henderson Land Development Co. Ltd.	5
2,000	HK Electric Investments & HK Electric Investments Ltd.	2
2,000	HKT Trust & HKT Ltd.	3
4,000	Hong Kong & China Gas Co. Ltd.	8
500	Hong Kong Exchanges & Clearing Ltd.	15
700	Hongkong Land Holdings Ltd.	5
100	Jardine Matheson Holdings Ltd.	6
100	Jardine Strategic Holdings Ltd.	4
1,000	Kerry Properties Ltd.	3
2,000	Li & Fung Ltd.	—	(h)
1,000	Link REIT	10
129	Melco Resorts & Entertainment Ltd., ADR	3
500	MTR Corp. Ltd.	3
3,000	New World Development Co. Ltd.	4
1,000	NWS Holdings Ltd.	2
2,000	PCCW Ltd.	1
500	Power Assets Holdings Ltd.	3
2,000	Sino Land Co. Ltd.	3
1,000	SJM Holdings Ltd.	1
500	Sun Hung Kai Properties Ltd.	7
500	Techtronic Industries Co. Ltd.	3
4,000	WH Group Ltd. (e)	3
1,000	Wharf Holdings Ltd. (The)	3
1,000	Wharf Real Estate Investment Co. Ltd.	6
500	Yue Yuen Industrial Holdings Ltd.	1

		213

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Ireland — 1.1%
252	AerCap Holdings NV (a)	14
569	AIB Group plc	3
943	Bank of Ireland Group plc	7
66	DCC plc	6
189	James Hardie Industries plc, CHDI	3
174	Kerry Group plc, Class A	20
59	Paddy Power Betfair plc	5
20	Ryanair Holdings plc, ADR (a)	2
387	Smurfit Kappa Group plc	15

		75

	Isle of Man — 0.1%
378	GVC Holdings plc	5

	Italy — 2.1%
376	Assicurazioni Generali SpA	6
427	Davide Campari-Milano SpA	4
2,503	Enel SpA	13
1,876	ENI SpA	36
161	Ferrari NV	23
697	Intesa Sanpaolo SpA	2
636	Mediobanca Banca di Credito Finanziario SpA	6
359	Moncler SpA	15
298	Pirelli & C SpA (a) (e)	2
781	Poste Italiane SpA (e)	6
274	Prysmian SpA	6
77	Recordati SpA	3
5,351	Telecom Italia SpA (a)	3
3,422	Telecom Italia SpA	2
1,159	Terna Rete Elettrica Nazionale SpA	6
858	UniCredit SpA	13

		146

	Japan — 22.0%
200	Acom Co. Ltd.	1
300	Aeon Co. Ltd.	7
100	AEON Financial Service Co. Ltd.	2
100	Aeon Mall Co. Ltd.	2
100	AGC, Inc.	4
100	Aisin Seiki Co. Ltd.	5
200	Ajinomoto Co., Inc.	3
100	Alfresa Holdings Corp.	3
100	Alps Electric Co. Ltd.	3
200	Amada Holdings Co. Ltd.	2
200	Asahi Group Holdings Ltd.	9
600	Asahi Kasei Corp.	9
100	Asics Corp.	1
800	Astellas Pharma, Inc.	14
100	Bandai Namco Holdings, Inc.	4
100	Benesse Holdings, Inc.	3
300	Bridgestone Corp.	11

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Japan — continued
100	Brother Industries Ltd.	2
500	Canon, Inc.	16
100	Casio Computer Co. Ltd.	2
100	Central Japan Railway Co.	21
300	Chiba Bank Ltd. (The)	2
300	Chubu Electric Power Co., Inc.	5
100	Chugai Pharmaceutical Co. Ltd.	6
100	Chugoku Electric Power Co., Inc. (The)	1
100	Coca-Cola Bottlers Japan Holdings, Inc.	3
500	Concordia Financial Group Ltd.	2
100	CYBERDYNE, Inc. (a)	1
100	Dai Nippon Printing Co. Ltd.	2
100	Daicel Corp.	1
500	Dai-ichi Life Holdings, Inc.	10
300	Daiichi Sankyo Co. Ltd.	13
100	Daikin Industries Ltd.	13
300	Daiwa House Industry Co. Ltd.	9
1	Daiwa House REIT Investment Corp., Class A	2
800	Daiwa Securities Group, Inc.	5
100	DeNA Co. Ltd.	2
200	Denso Corp.	11
100	Dentsu, Inc.	5
100	Don Quijote Holdings Co. Ltd.	5
100	East Japan Railway Co.	9
100	Eisai Co. Ltd.	10
100	FANUC Corp.	19
200	FUJIFILM Holdings Corp.	9
100	Fujitsu Ltd.	7
100	Hakuhodo DY Holdings, Inc.	2
100	Hamamatsu Photonics KK	4
100	Hankyu Hanshin Holdings, Inc.	4
100	Hino Motors Ltd.	1
100	Hitachi Construction Machinery Co. Ltd.	3
400	Hitachi Ltd.	14
100	Hitachi Metals Ltd.	1
700	Honda Motor Co. Ltd.	21
200	Hoya Corp.	12
200	Hulic Co. Ltd.	2
100	Idemitsu Kosan Co. Ltd.	5
100	IHI Corp.	4
100	Iida Group Holdings Co. Ltd.	2
400	Inpex Corp.	5
200	Isetan Mitsukoshi Holdings Ltd.	2
200	Isuzu Motors Ltd.	3
600	ITOCHU Corp.	11
200	J Front Retailing Co. Ltd.	3
100	Japan Airlines Co. Ltd.	4

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Japan — continued
300	Japan Exchange Group, Inc.	5
200	Japan Post Bank Co. Ltd.	2
700	Japan Post Holdings Co. Ltd.	8
1	Japan Real Estate Investment Corp.	5
1	Japan Retail Fund Investment Corp.	2
500	Japan Tobacco, Inc.	13
200	JFE Holdings, Inc.	5
100	JGC Corp.	2
100	JSR Corp.	2
100	JTEKT Corp.	1
1,300	JXTG Holdings, Inc.	10
100	Kakaku.com, Inc.	2
100	Kamigumi Co. Ltd.	2
300	Kansai Electric Power Co., Inc. (The)	5
100	Kansai Paint Co. Ltd.	2
200	KAO Corp.	16
100	Kawasaki Heavy Industries Ltd.	3
800	KDDI Corp.	22
100	Keikyu Corp.	2
100	Keisei Electric Railway Co. Ltd.	4
100	Kikkoman Corp.	6
100	Kintetsu Group Holdings Co. Ltd.	4
400	Kirin Holdings Co. Ltd.	10
100	Kobe Steel Ltd.	1
100	Koito Manufacturing Co. Ltd.	7
400	Komatsu Ltd.	12
100	Konami Holdings Corp.	4
300	Konica Minolta, Inc.	3
500	Kubota Corp.	8
100	Kuraray Co. Ltd.	2
100	Kurita Water Industries Ltd.	3
100	Kyocera Corp.	6
100	Kyowa Hakko Kirin Co. Ltd.	2
100	Kyushu Electric Power Co., Inc.	1
100	Kyushu Railway Co.	3
100	Lion Corp.	2
100	LIXIL Group Corp.	2
200	M3, Inc.	5
100	Makita Corp.	5
700	Marubeni Corp.	6
100	Marui Group Co. Ltd.	2
100	Mazda Motor Corp.	1
400	Mebuki Financial Group, Inc.	1
100	Medipal Holdings Corp.	2
100	MEIJI Holdings Co. Ltd.	7
300	MITSUMI, Inc.	7
500	Mitsubishi Chemical Holdings Corp.	5

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Japan — continued
600	Mitsubishi Corp.	18
800	Mitsubishi Electric Corp.	11
600	Mitsubishi Estate Co. Ltd.	10
100	Mitsubishi Gas Chemical Co., Inc.	2
100	Mitsubishi Heavy Industries Ltd.	4
300	Mitsubishi Motors Corp.	2
100	Mitsubishi Tanabe Pharma Corp.	2
5,100	Mitsubishi UFJ Financial Group, Inc.	32
100	Mitsubishi UFJ Lease & Finance Co. Ltd.	1
700	Mitsui & Co. Ltd.	12
100	Mitsui Chemicals, Inc.	3
400	Mitsui Fudosan Co. Ltd.	9
10,200	Mizuho Financial Group, Inc.	18
200	MS&AD Insurance Group Holdings, Inc.	7
100	Murata Manufacturing Co. Ltd.	15
100	Nabtesco Corp.	3
100	Nagoya Railroad Co. Ltd.	2
100	NEC Corp.	3
200	Nexon Co. Ltd.	3
200	NGK Insulators Ltd.	3
100	NGK Spark Plug Co. Ltd.	3
100	Nidec Corp.	14
200	Nikon Corp.	4
1	Nippon Building Fund, Inc.	6
100	Nippon Paint Holdings Co. Ltd.	4
1	Nippon Prologis REIT, Inc.	2
300	Nippon Steel & Sumitomo Metal Corp.	6
300	Nippon Telegraph & Telephone Corp.	14
100	Nippon Yusen KK	2
100	Nissan Chemical Corp.	5
800	Nissan Motor Co. Ltd.	7
100	Nisshin Seifun Group, Inc.	2
100	Nitto Denko Corp.	7
1,500	Nomura Holdings, Inc.	7
100	Nomura Real Estate Holdings, Inc.	2
2	Nomura Real Estate Master Fund, Inc.	3
100	Nomura Research Institute Ltd.	5
100	NSK Ltd.	1
100	NTT Data Corp.	1
600	NTT DOCOMO, Inc.	16
300	Obayashi Corp.	3
100	Obic Co. Ltd.	9
100	Odakyu Electric Railway Co. Ltd.	2
100	Olympus Corp.	4
100	Omron Corp.	4
200	Ono Pharmaceutical Co. Ltd.	6
100	Oriental Land Co. Ltd.	10

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Japan — continued
600	ORIX Corp.	10
200	Osaka Gas Co. Ltd.	4
100	Otsuka Corp.	4
200	Otsuka Holdings Co. Ltd.	10
1,000	Panasonic Corp.	12
100	Park24 Co. Ltd.	3
100	Persol Holdings Co. Ltd.	2
400	Rakuten, Inc.	3
500	Recruit Holdings Co. Ltd.	17
400	Renesas Electronics Corp. (a)	3
900	Resona Holdings, Inc.	5
300	Ricoh Co. Ltd.	3
200	Santen Pharmaceutical Co. Ltd.	3
100	SBI Holdings, Inc.	3
100	Secom Co. Ltd.	8
100	Sega Sammy Holdings, Inc.	1
100	Seibu Holdings, Inc.	2
100	Seiko Epson Corp.	2
200	Sekisui Chemical Co. Ltd.	4
200	Sekisui House Ltd.	3
300	Seven & i Holdings Co. Ltd.	13
300	Seven Bank Ltd.	1
100	Sharp Corp.	2
200	Shimadzu Corp.	6
300	Shimizu Corp.	3
200	Shin-Etsu Chemical Co. Ltd.	18
100	Shinsei Bank Ltd.	2
100	Shionogi & Co. Ltd.	7
200	Shiseido Co. Ltd.	15
200	Shizuoka Bank Ltd. (The)	2
100	Showa Denko KK	6
100	Showa Shell Sekiyu KK	2
400	SoftBank Group Corp.	40
100	Sompo Holdings, Inc.	4
600	Sony Corp.	36
100	Sony Financial Holdings, Inc.	2
100	Stanley Electric Co. Ltd.	3
100	Start Today Co. Ltd.	3
300	Subaru Corp.	9
100	SUMCO Corp.	1
1,000	Sumitomo Chemical Co. Ltd.	6
500	Sumitomo Corp.	8
100	Sumitomo Dainippon Pharma Co. Ltd.	2
200	Sumitomo Electric Industries Ltd.	3
100	Sumitomo Heavy Industries Ltd.	4
100	Sumitomo Metal Mining Co. Ltd.	4
600	Sumitomo Mitsui Financial Group, Inc.	24

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Japan — continued
100	Sumitomo Mitsui Trust Holdings, Inc.	4
100	Suntory Beverage & Food Ltd.	4
200	Suzuki Motor Corp.	11
100	Sysmex Corp.	9
300	T&D Holdings, Inc.	5
100	Taiheiyo Cement Corp.	3
100	Taisei Corp.	5
100	Taiyo Nippon Sanso Corp.	1
100	Takashimaya Co. Ltd.	2
300	Takeda Pharmaceutical Co. Ltd.	13
100	TDK Corp.	11
100	Terumo Corp.	6
100	THK Co. Ltd.	3
100	Tobu Railway Co. Ltd.	3
100	Toho Co. Ltd.	3
200	Tohoku Electric Power Co., Inc.	3
300	Tokio Marine Holdings, Inc.	15
600	Tokyo Electric Power Co. Holdings, Inc. (a)	3
100	Tokyo Electron Ltd.	14
200	Tokyo Gas Co. Ltd.	5
100	Tokyo Tatemono Co. Ltd.	1
200	Tokyu Corp.	4
300	Tokyu Fudosan Holdings Corp.	2
600	Toray Industries, Inc.	5
300	Toshiba Corp. (a)	9
100	Tosoh Corp.	2
100	TOTO Ltd.	4
100	Toyo Seikan Group Holdings Ltd.	2
100	Toyo Suisan Kaisha Ltd.	4
100	Toyota Industries Corp.	6
1,000	Toyota Motor Corp.	61
100	Toyota Tsusho Corp.	4
100	Trend Micro, Inc.	6
200	Unicharm Corp.	7
1	United Urban Investment Corp.	2
300	USS Co. Ltd.	6
100	West Japan Railway Co.	7
1,400	Yahoo Japan Corp.	5
100	Yakult Honsha Co. Ltd.	8
500	Yamada Denki Co. Ltd.	3
100	Yamaguchi Financial Group, Inc.	1
100	Yamaha Corp.	5
100	Yamaha Motor Co. Ltd.	3
100	Yamato Holdings Co. Ltd.	3
100	Yamazaki Baking Co. Ltd.	2
100	Yaskawa Electric Corp.	3
100	Yokogawa Electric Corp.	2

		1,536

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Jersey — 0.1%
67	Randgold Resources Ltd., ADR	5

	Luxembourg — 0.5%
387	ArcelorMittal	11
8	Eurofins Scientific SE	5
82	Millicom International Cellular SA, SDR	5
28	RTL Group SA	2
254	SES SA, Class A	6
333	Tenaris SA	5

		34

	Macau — 0.1%
400	MGM China Holdings Ltd.	1
1,200	Sands China Ltd.	5
800	Wynn Macau Ltd.	2

		8

	Mexico — 0.0% (g)
155	Fresnillo plc	2

	Netherlands — 5.2%
2,303	Aegon NV	15
212	ASML Holding NV	40
164	EXOR NV	11
888	ING Groep NV	12
2,977	Koninklijke Ahold Delhaize NV	67
158	Koninklijke DSM NV	17
2,386	Koninklijke KPN NV	6
217	Koninklijke Philips NV	10
56	Koninklijke Vopak NV	3
601	NN Group NV	27
135	NXP Semiconductors NV	12
157	QIAGEN NV (a)	6
128	Randstad NV	7
1,777	Royal Dutch Shell plc, Class A	60
1,443	Royal Dutch Shell plc, Class B	51
359	Wolters Kluwer NV	22

		366

	New Zealand — 0.2%
315	a2 Milk Co. Ltd. (a)	2
392	Auckland International Airport Ltd.	2
248	Fisher & Paykel Healthcare Corp. Ltd.	2
357	Fletcher Building Ltd. (a)	2
682	Meridian Energy Ltd.	1
178	Ryman Healthcare Ltd.	2
746	Spark New Zealand Ltd.	2

		13

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Norway — 1.4%
200	Aker BP ASA	8
198	DNB ASA	4
1,156	Equinor ASA	33
138	Gjensidige Forsikring ASA	2
804	Marine Harvest ASA	19
1,379	Norsk Hydro ASA	8
575	Orkla ASA	5
68	Schibsted ASA, Class B	2
417	Telenor ASA	8
178	Yara International ASA	9

		98

	Portugal — 0.2%
897	EDP - Energias de Portugal SA	3
378	Galp Energia SGPS SA	7
174	Jeronimo Martins SGPS SA	3

		13

	Singapore — 1.1%
500	Ascendas Real Estate Investment Trust	1
1,500	CapitaLand Commercial Trust	2
1,200	CapitaLand Ltd.	3
1,500	CapitaLand Mall Trust	2
200	City Developments Ltd.	1
1,000	ComfortDelGro Corp. Ltd.	2
700	DBS Group Holdings Ltd.	12
2,700	Genting Singapore Ltd.	2
3,300	Golden Agri-Resources Ltd.	1
100	Jardine Cycle & Carriage Ltd.	2
700	Keppel Corp. Ltd.	4
1,300	Oversea-Chinese Banking Corp. Ltd.	11
400	SATS Ltd.	2
500	Sembcorp Industries Ltd.	1
300	Singapore Airlines Ltd.	2
500	Singapore Exchange Ltd.	3
800	Singapore Technologies Engineering Ltd.	2
3,700	Singapore Telecommunications Ltd.	9
1,200	Suntec Real Estate Investment Trust	2
500	United Overseas Bank Ltd.	10
300	UOL Group Ltd.	2
100	Venture Corp. Ltd.	1
900	Wilmar International Ltd.	2

		79

	South Africa — 0.1%
468	Investec plc	3
381	Mediclinic International plc	2

		5

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Spain — 2.0%
330	ACS Actividades de Construccion y Servicios SA	14
268	Amadeus IT Group SA	25
1,133	Banco Bilbao Vizcaya Argentaria SA	7
6,260	Banco de Sabadell SA	10
4,485	Banco Santander SA	22
279	Bankia SA	1
818	Bankinter SA	8
216	Grifols SA	6
1,750	Iberdrola SA	13
1,292	Mapfre SA	4
334	Red Electrica Corp. SA	7
518	Repsol SA	10
253	Siemens Gamesa Renewable Energy SA (a)	3
1,035	Telefonica SA	8

		138

	Sweden — 2.1%
343	Alfa Laval AB	9
272	Boliden AB	8
168	Electrolux AB	4
460	Epiroc AB, Class A (a)	5
276	Epiroc AB, Class B (a)	3
397	Hexagon AB, Class B	22
290	Husqvarna AB, Class B	2
57	ICA Gruppen AB	2
119	Industrivarden AB, Class C	3
353	Kinnevik AB, Class B	11
54	L E Lundbergforetagen AB, Class B	2
298	Lundin Petroleum AB	11
215	Securitas AB, Class B	4
241	Skanska AB, Class B	5
262	SKF AB, Class B	5
328	Swedish Match AB	17
478	Tele2 AB, Class B	6
2,021	Telefonaktiebolaget LM Ericsson, Class B	18
2,478	Telia Co. AB	11

		148

	Switzerland — 5.6%
165	Adecco Group AG (Registered)	9
35	Baloise Holding AG (Registered)	5
4	Barry Callebaut AG (Registered)	8
2	Chocoladefabriken Lindt & Spruengli AG	14
141	Clariant AG (Registered) (a)	4
143	Coca-Cola HBC AG (a)	5
1,686	Credit Suisse Group AG (Registered) (a)	24
23	Dufry AG (Registered) (a)	3
6	EMS-Chemie Holding AG (Registered)	4
162	Ferguson plc	14

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Switzerland — continued
26	Geberit AG (Registered)	12
10	Givaudan SA (Registered)	25
4,209	Glencore plc (a)	18
249	Julius Baer Group Ltd. (a)	12
105	LafargeHolcim Ltd. (Registered) (a)	5
52	Lonza Group AG (Registered) (a)	18
662	Novartis AG (Registered)	56
63	Pargesa Holding SA	5
24	Partners Group Holding AG	19
142	Sika AG (Registered)	21
39	Sonova Holding AG (Registered)	8
856	STMicroelectronics NV	16
7	Straumann Holding AG (Registered)	5
20	Swatch Group AG (The)	8
43	Swatch Group AG (The) (Registered)	3
35	Swiss Life Holding AG (Registered) (a)	13
117	Swiss Prime Site AG (Registered) (a)	10
228	Swiss Re AG	21
87	Temenos AG (Registered) (a)	14
73	Vifor Pharma AG	13

		392

	United Arab Emirates — 0.1%
169	NMC Health plc	7

	United Kingdom — 11.4%
931	3i Group plc	11
139	Admiral Group plc	4
1,198	Anglo American plc	27
577	Ashtead Group plc	18
663	Auto Trader Group plc (e)	4
403	Babcock International Group plc	4
9,583	Barclays plc	21
1,122	Barratt Developments plc	8
196	Berkeley Group Holdings plc	9
2,722	BP plc	21
530	British American Tobacco plc	25
923	British Land Co. plc (The)	7
1,820	BT Group plc	5
235	Bunzl plc	7
290	Burberry Group plc	8
3,899	Centrica plc	8
719	CNH Industrial NV	9
957	ConvaTec Group plc (e)	3
165	Croda International plc	11
970	Direct Line Insurance Group plc	4
325	easyJet plc	6
1,748	Fiat Chrysler Automobiles NV (a)	32

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	United Kingdom — continued
1,090	G4S plc	3
689	Hammerson plc	4
388	Hargreaves Lansdown plc	11
953	Imperial Brands plc	34
872	Informa plc	9
210	InterContinental Hotels Group plc	13
858	International Consolidated Airlines Group SA	7
112	Intertek Group plc	7
2,541	ITV plc	5
6,604	J Sainsbury plc	28
567	John Wood Group plc	6
134	Johnson Matthey plc	6
2,273	Kingfisher plc	8
797	Land Securities Group plc	9
13,260	Lloyds Banking Group plc	10
433	London Stock Exchange Group plc	26
1,678	Marks & Spencer Group plc	6
1,139	Meggitt plc	8
3,377	Melrose Industries plc	9
502	Merlin Entertainments plc (e)	3
631	Micro Focus International plc	12
257	Mondi plc	7
169	Next plc	12
1,223	Pearson plc	14
303	Persimmon plc	9
177	Rio Tinto Ltd.	10
1,017	Rio Tinto plc	52
1,478	Royal Bank of Scotland Group plc	5
2,692	Royal Mail plc	17
707	RSA Insurance Group plc	5
754	Sage Group plc (The)	6
85	Schroders plc	3
1,662	Segro plc	14
163	Severn Trent plc	4
1,127	Sky plc	25
608	Smith & Nephew plc	11
277	Smiths Group plc	5
365	St James’s Place plc	5
985	Standard Chartered plc	8
1,882	Standard Life Aberdeen plc	7
3,359	Taylor Wimpey plc	8
9,746	Tesco plc	31
376	Travis Perkins plc	5
474	United Utilities Group plc	4
6,507	Vodafone Group plc	14
166	Weir Group plc (The)	4
229	Whitbread plc	14
5,402	Wm Morrison Supermarkets plc	18

		793

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	United States — 0.6%
139	Bausch Health Cos., Inc. (a)	4
126	Carnival plc	8
518	Shire plc	31

		43

	Total Common Stocks (Cost $6,898)	6,869

Preferred Stocks — 1.0%
	Germany — 1.0%
28	Bayerische Motoren Werke AG	2
48	FUCHS PETROLUB SE	3
212	Porsche Automobil Holding SE	14
67	Sartorius AG	11
118	Schaeffler AG	2
200	Volkswagen AG	35

	Total Preferred Stocks (Cost $65)	67

NUMBER OF RIGHTS
Right — 0.0% (g)
	Switzerland — 0.0% (g)
30	Swiss Prime Site AG, expiring 10/01/2018 (a) (bb) (Cost $0)	—	(h)

PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.4%
	Time Deposits — 0.4%
	Brown Brothers Harriman,
CHF 2	(1.45%), 10/01/2018	2
SEK 9	(0.87%), 10/01/2018	1
DKK 3	(0.80%), 10/01/2018	1
EUR 14	(0.57%), 10/01/2018	15
NOK 7	0.35%, 10/01/2018	1
GBP 7	0.37%, 10/01/2018	10
2	1.54%, 10/01/2018	2

	Total Short-Term Investments (Cost $32)	32

	Total Investments — 99.8% (Cost - $6,995)*	6,968
	Other Assets in Excess of Liabilities — 0.2%	11

	NET ASSETS — 100.0%	$6,979

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of shares)

Summary of Investments by Industry, September 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.5%
Oil & Gas	6.1
Insurance	5.5
Food	5.1
Auto Manufacturers	4.4
Pharmaceuticals	3.9
Chemicals	3.8
Telecommunications	3.8
Mining	3.7
Transportation	2.6
Commercial Services	2.5
Diversified Financial Services	2.4
Apparel	2.3
Electric	2.3
Real Estate	2.1
REITS	1.9
Aerospace/Defense	1.8
Computers	1.8
Engineering & Construction	1.6
Software	1.5
Media	1.4
Healthcare - Products	1.4
Miscellaneous Manufacturers	1.4
Retail	1.4
Distribution/Wholesale	1.4
Machinery - Diversified	1.4
Building Materials	1.3
Auto Parts & Equipment	1.3
Semiconductors	1.3
Agriculture	1.3
Beverages	1.1
Forest Products & Paper	1.1
Electronics	1.1
Biotechnology	1.0
Others (Each less than 1.0%)	12.1
Short-Term Investment	0.4

Six Circles International Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018

ADR	—	American Depositary Receipt
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	—	Real Estate Investment Trust
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SDR	—	Swedish Depositary Receipt
SEK	—	Swedish Krona
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(bb)	—	Security has been valued using significant unobservable inputs.
*	—	The cost of securities is substantially the same for federal income tax purposes.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Private Investments Inc. (the “Adviser”), has created the Six Circles Funds Valuation Committee (“VC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The Adviser is responsible for discussing and assessing the potential impacts to the fair values on an ongoing, and at least on a quarterly basis with the VC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments, existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values (“NAV”) of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Certain foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$309		$—	$309
Corporate Bonds
Basic Materials	—	472		—	472
Communications	—	728		—	728
Consumer Cyclical	—	2,991		—	2,991
Consumer Non-cyclical	—	2,361		—	2,361
Diversified	—	195		—	195
Energy	—	1,209		—	1,209
Financial	—	8,755		—	8,755
Industrial	—	1,354		—	1,354
Technology	—	643		—	643
Utilities	—	801		—	801

Total Corporate Bonds	—	19,509		—	19,509

Foreign Government Security	—	196		—	196
U.S. Government Agency Security	—	106		—	106
U.S. Treasury Obligations	—	3,691		—	3,691
Short-Term Investments
Certificates of Deposit	—	2,206		—	2,206
Commercial Papers	—	3,487		—	3,487
Repurchase Agreements	—	2,499		—	2,499
Time Deposits	—	1,319		—	1,319
U.S. Treasury Obligation	—	100		—	100

Total Short-Term Investments	—	9,611		—	9,611

Total Investments in Securities	$—	$33,422		$—	$33,422

Liabilities
Debt Securities
U.S. Treasury Obligation	$—	$(99)		$—	$(99)

Appreciation in Other Financial Instruments
Futures Contracts	$27	$—		$—	$27

Depreciation in Other Financial Instruments
Futures Contracts	$(15)	$—		$—	$(15)
Forward Foreign Currency Exchange Contracts	—	—	(a)	—	— (a)

Total Depreciation in Other Financial Instruments	$(15)	$—	(a)	$—	$(15)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$309		$—	$309
Corporate Bonds
Basic Materials	—	413		—	413
Consumer Cyclical	—	1,795		—	1,795
Consumer Non-cyclical	—	806		—	806
Diversified	—	195		—	195
Energy	—	1,209		—	1,209
Financial	—	2,819		—	2,819
Industrial	—	856		—	856
Technology	—	394		—	394
Utilities	—	601		—	601

Total Corporate Bonds	—	9,088		—	9,088

Foreign Government Securities	—	196		—	196
Municipal Bonds	—	21,336		—	21,336
U.S. Government Agency Security	—	106		—	106
Short-Term Investments
Municipal Bonds	—	1,243		—	1,243
Repurchase Agreement	—	99		—	99
Time Deposits	—	892		—	892
U.S. Treasury Obligations	—	100		—	100

Total Short-Term Investments	—	2,334		—	2,334

Total Investments in Securities	$—	$33,369		$—	$33,369

Liabilities
Debt Securities
U.S. Treasury Obligation	$—	$(99)		$—	$(99)

Appreciation in Other Financial Instruments
Futures Contracts	$27	$—		$—	$27

Depreciation in Other Financial Instruments
Futures Contracts	$(15)	$—		$—	$(15)
Forward Foreign Currency Exchange Contracts	—	—	(a)	—	— (a)

Total Depreciation in Other Financial Instruments	$(15)	$—	(a)	$—	$(15)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$105	$—	$—	$105
Communications	761	—	—	761
Consumer Cyclical	426	—	—	426
Consumer Non-cyclical	2,215	—	—	2,215
Energy	1,405	—	—	1,405
Financials	894	—	—	894
Industrials	518	—	—	518
Technology	887	—	—	887
Utilities	141	—	—	141

Total Common Stocks	7,352	—	—	7,352

Short-Term Investments
Time Deposit	—	26	—	26

Total Investments in Securities	$7,352	$26	$—	$7,378

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$447	$—		$447
Austria	—	30	—		30
Belgium	—	68	—		68
Canada	615	—	—		615
Chile	—	3	—		3
China	—	1	—		1
Denmark	—	110	—		110
Finland	—	124	—		124
France	—	858	—		858
Germany	—	494	—		494
Hong Kong	3	210	—		213
Ireland	16	59	—		75
Isle of Man	—	5	—		5
Italy	—	146	—		146
Japan	—	1,536	—		1,536
Jersey	—	5	—		5
Luxembourg	—	34	—		34
Macau	—	8	—		8
Mexico	—	2	—		2
Netherlands	12	354	—		366
New Zealand	—	13	—		13
Norway	—	98	—		98
Portugal	—	13	—		13
Singapore	—	79	—		79
South Africa	—	5	—		5
Spain	—	138	—		138
Sweden	—	148	—		148
Switzerland	—	392	—		392
United Arab Emirates	—	7	—		7
United Kingdom	—	793	—		793
United States	4	39	—		43

Total Common Stocks	650	6,219	—		6,869

Preferred Stocks
Germany	—	67	—		67
Right
Switzerland	—	—	—	(a)	—	(a)
Short-Term Investments
Time Deposits	—	32	—		32

Total Investments in Securities	$650	$6,318	$—	(a)	$6,968

(a)	Amount rounds to less than $500.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

B. Derivatives — Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Ultra Short Duration Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility. The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against a Fund in the event a Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Ultra Short Duration Fund used interest rate futures and fixed income index futures to manage interest rate risks associated with portfolio investments and to gain or reduce exposure to price fluctuations of a particular country or region.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Ultra Short Duration Fund and Six Circles International Unconstrained Equity Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds may purchase forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Six Circles Trust

/s/ Mary Savino
By (Signature and Title)*
Name: Mary Savino
President - Principal Executive Officer
Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Mary Savino
Name: Mary Savino
President - Principal Executive Officer
Date: November 21, 2018

By (Signature and Title)*

/s/ Gregory McNeil
Name: Gregory McNeil
Treasurer - Principal Financial Officer
Date: November 21, 2018

*	Print name and title of each signing officer under his or her signature.